1933 Act File No. 33-37525
                                   1940 Act File No. 811-6201

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.    10     ........       X
                                     -

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   10     ........................       X
                     -

                       THE BILTMORE MUNICIPAL FUNDS

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

  immediately upon filing pursuant to paragraph (b)
 X   on January 31, 1996, pursuant to paragraph (b)
  -
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 16, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                         Copies to:

Donald W. Smith, Esquire                  Alan C. Porter, Esquire
Kirkpatrick & Lockhart LLP                Piper & Marbury L.L.P.
1800 Massachusetts Avenue, N.W.           1200 Nineteenth Street, N.W.
Washington, D.C. 20036-1800               Washington, D.C. 20036-2430



                           CROSS-REFERENCE SHEET


   This Amendment to the Registration Statement of The Biltmore Municipal Funds, which consists of three portfolios: (1) Biltmore Georgia Municipal Bond Fund, (2) Biltmore North Carolina Municipal Bond Fund, and (3) Biltmore South Carolina Municipal Bond Fund, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-3) Cover Page.
Item 2.   Synopsis.................(1-3) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1-3) Financial Highlights.
Item 4.   General Description of
          Registrant...............(1-3) Performance Information; General
                                   Information; Investment Information;
                                   Investment Objective; Investment
                                   Policies; (1) Georgia Municipal
                                   Securities; (2) North Carolina Municipal
                                   Securities; (3) South Carolina Municipal
                                   Securities; (1-3) Municipal Bond
                                   Insurance; Investment Risks; Non-
                                   Diversification; Investment
                                   Limitation(s).

Item 5.   Management of the Fund...(1-3) The Biltmore Municipal Funds
                                   Information; Management of The Biltmore
                                   Municipal Funds; Distribution of Fund
                                   Shares; (1-2) Shareholder Servicing
                                   Arrangements; (1-3) Administration of
                                   the Fund.

Item 6.   Capital Stock and Other
          Securities...............(1-3) Dividends; Capital Gains;
                                   Shareholder Information; Voting Rights;
                                   Effect of Banking Laws; Tax Information;
                                   Federal Income Tax; (1) Georgia Taxes;
                                   (2) North Carolina Taxes; (3) South
                                   Carolina Taxes; (1-3) Other State and
                                   Local Taxes.

Item 7.   Purchase of Securities Being
          Offered..................(1-3) Net Asset Value; Investing in the
                                   Fund; Share Purchases; Minimum
                                   Investment Required; What Shares Cost;
                                   Sales Charge Reallowance; Reducing the
                                   Sales Charge; Certificates and
                                   Confirmations; Exchange Privilege.

Item 8.   Redemption or Repurchase.(1-3) Redeeming Shares; Systematic
                                   Withdrawal Program; Accounts with Low
                                   Balances.

Item 9.   Pending Legal Proceedings     None.
PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-3) Cover Page.
Item 11.  Table of Contents........(1-3) Table of Contents.
Item 12.  General Information and
          History..................(1-3) General Information About the
                                   Fund.
Item 13.  Investment Objectives and
          Policies.................(1-3) Investment Objective and Policies;
                                   Investment Limitations.
Item 14.  Management of the Fund...(1-3) The Biltmore Municipal Funds
                                   Management.
Item 15.  Control Persons and Principal
          Holders of Securities....Not applicable.
Item 16.  Investment Advisory and Other
          Services.................(1-3) Investment Advisory Services;
                                   Administrative Services.
Item 17.  Brokerage Allocation.....(1-3) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................(1-3) Purchasing Shares; Determining Net
                                   Asset Value; Redeeming Shares.
Item 20.  Tax Status...............(1-3) Tax Status.
Item 21.  Underwriters.............Not Applicable.
Item 22.  Calculation of Performance
          Data.....................(1-3) Total Return; Yield; Tax-
                                   Equivalent; Yield Performance
                                   Comparisons.
Item 23.  Financial Statements.....(1-3) The Financial Statements for the
                                   fiscal year ended November 30, 1995 are
                                   incorporated herein by reference to each Fund's Annual Report dated November 30, 1995. (File Nos. 33-37525 and 811-6201)


Prospectus
   January 31, 1996

The shares of Biltmore South Carolina Municipal Bond Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is an investment portfolio of The Biltmore Municipal Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and South Carolina state income taxes. The Fund invests primarily in South Carolina municipal securities.

The shares offered by this prospectus are not deposits or obligations of Wachovia Bank of South Carolina, N.A. or its affiliates, are not endorsed or guaranteed by Wachovia Bank of South Carolina, N.A. or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

Biltmore South Carolina
Municipal Bond Fund
(A Portfolio of The Biltmore Municipal Funds)


   The Fund has also filed a Statement of Additional Information dated January
31,
1996 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by calling 1-800-994-4414 or writing The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226.

These securities have not been approved or disapproved by the securities and exchange commission or any state securities commission nor has the securities and exchange commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

---------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
---------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           2
---------------------------------------------------
GENERAL INFORMATION                                                            3
---------------------------------------------------
INVESTMENT INFORMATION                                                         3
Investment Objective                                                           3
Investment Policies                                                            3
  Acceptable Investments                                                       3
     Municipal Securities                                                      3
     Characteristics                                                           4
     Participation Interests                                                   4
     Variable Rate Municipal Securities                                        4
     Municipal Leases                                                          4
  Investing in Securities of Other Investment
     Companies                                                                 4
  Restricted Securities                                                        4
  When-Issued and Delayed Delivery
     Transactions                                                              4
  Lending of Portfolio Securities                                              5
  Temporary Investments                                                        5
South Carolina Municipal Securities                                            5
Municipal Bond Insurance                                                       5
Investment Risks                                                               6
Non-Diversification                                                            7
Investment Limitations                                                         7
---------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS INFORMATION                                       7
Management of The Biltmore Municipal Funds                                     7
  Board of Trustees                                                            7
  Investment Adviser                                                           7
  Advisory Fees                                                                7
  Adviser's Background                                                         8
Distribution of Fund Shares                                                    8
Administration of the Fund                                                     8
  Administrative Services                                                      8
---------------------------------------------------
NET ASSET VALUE                                                                9
---------------------------------------------------
INVESTING IN THE FUND                                                          9
Share Purchases                                                                9

  Through the Trust Divisions
     of the Wachovia Banks                                                     9

  Through Wachovia Investments, Inc.                                           9
     By Mail                                                                   9

  Through Authorized Broker/Dealers                                            9
Minimum Investment Required                                                    9
What Shares Cost                                                              10
  Purchases at Net Asset Value                                                10
Sales Charge Reallowance                                                      10
Reducing the Sales Charge                                                     10
  Quantity Discounts and Accumulated
     Purchases                                                                10
  Letter of Intent                                                            11
  Concurrent Purchases                                                        11
  Reinvestment Privilege                                                      11
  Systematic Investment Program                                               11
Certificates and Confirmations                                                11
Dividends                                                                     11
Capital Gains                                                                 12
Exchange Privilege                                                            12
  Exchange by Telephone                                                       12
---------------------------------------------------
REDEEMING SHARES                                                              13
  By Telephone                                                                13
  By Mail                                                                     13
Systematic Withdrawal Program                                                 14
Accounts with Low Balances                                                    14
---------------------------------------------------

SHAREHOLDER INFORMATION                                                       14

Voting Rights                                                                 14
---------------------------------------------------
EFFECT OF BANKING LAWS                                                        14
---------------------------------------------------
TAX INFORMATION                                                               15
Federal Income Tax                                                            15
South Carolina Taxes                                                          16
Other State and Local Taxes                                                   16
---------------------------------------------------
PERFORMANCE INFORMATION                                                       16
---------------------------------------------------
ADDRESSES                                                             BACK COVER

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES



                        SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                           4.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)                 None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
proceeds, as applicable)                                                                               None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                    None
Exchange Fee                                                                                           None



                         ANNUAL FUND OPERATING EXPENSES


                    (As a percentage of average net assets)

Management Fee (after waiver) (1)                                                                     0.20%
12b-1 Fees                                                                                             None
Other Expenses                                                                                        0.38%
     Shareholder Servicing Agent Fee (2)                                                     0.00%
          Total Fund Operating Expenses (after waiver) (3)                                            0.58%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) As of the date of this prospectus, the Fund is not paying or accruing shareholder servicing agent fees. The Fund will not pay or accrue shareholder servicing agent fees until a separate class of shares has been created for certain trust and institutional investors. At that time, the Fund will be able to pay up to 0.25 of 1% of the Fund's average daily net assets for shareholder servicing agent fees. See "The Biltmore Municipal Funds Information."



(3) Total Fund Operating Expenses would have been 1.13% absent the voluntary waiver described above in Note 1.



The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Municipal Funds Information" and "Investing in the Fund."

Example                                               1 Year     3 Years    5 years   10 years
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2)
redemption at the end of each time period; and (3)
payment of the maximum sales load. As noted in the
table above, the Fund charges no redemption fees.       $51        $63        $76       $114



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SOUTH CAROLINA MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS



                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 15, 1996, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the periods presented, is included in the Annual Report to shareholders dated November 30, 1995, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                 Year Ended   11/30/95     11/30/94     11/30/93**     9/30/93      9/30/92     9/30/91*
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.05    $   11.12     $   11.27     $   10.53    $   10.17    $   10.00
Income from investment operations
  Net investment income                            0.56         0.56          0.10          0.59         0.60         0.43
  Net realized and unrealized gain (loss)
  on investments                                   1.10        (1.04)        (0.15)         0.74         0.36         0.17
                                             -----------  -----------  -------------  -----------  -----------  -----------
  Total from investment operations                 1.66        (0.48)        (0.05)         1.33         0.96         0.60
                                             -----------  -----------  -------------  -----------  -----------  -----------
Less distributions
  Distributions from net investment
  income                                          (0.56)       (0.56)        (0.10)        (0.59)       (0.60)       (0.43)
  Distributions from net realized gain
  on investments                                  (0.10)       (0.03)         0.00          0.00         0.00         0.00
                                             -----------  -----------  -------------  -----------  -----------  -----------
  Total distributions                             (0.66)       (0.59)        (0.10)        (0.59)       (0.60)       (0.43)
                                             -----------  -----------  -------------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                $   11.05    $   10.05     $   11.12     $   11.27    $   10.53    $   10.17
                                             -----------  -----------  -------------  -----------  -----------  -----------
Total Return (a)                                  16.97%       (4.52%)       (0.48%)       13.03%        9.73%        6.32%
Ratios to Average Net Assets
  Expenses                                         0.58%        0.60%         0.55%(c)       0.55%       0.61%        0.82%(c)
  Net investment income                            5.23%        5.22%         5.11%(c)       5.46%       5.83%        5.73%(c)
  Expense waiver/reimbursement (b)                 0.55%        0.59%         0.60%(c)       0.62%       0.73%        0.86%(c)
Supplemental Data
  Net assets, end of period (000 omitted)       $93,725      $75,995       $83,371        $82,674     $63,139      $21,438
  Portfolio turnover                                 15%          23%            2%           4%          0%           0%


 * Reflects operations for the period from January 11, 1991 (date of initial public investment) to
   September 30, 1991.

 ** Reflects operations for the two months ended November 30, 1993.

 (a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (c) Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              GENERAL INFORMATION


The Biltmore Municipal Funds was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. The Declaration of Trust permits The Biltmore Municipal Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to The Biltmore Municipal Funds' South Carolina municipal securities portfolio, known as Biltmore South Carolina Municipal Bond Fund. The Fund is designed primarily for customers of Wachovia Bank of South Carolina, N.A. and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in municipal bonds. Wachovia Bank of South Carolina, N.A. is the investment adviser to the Fund. A minimum initial investment of $500 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-South Carolina taxpayers or for retirement plans since it intends to invest primarily in South Carolina municipal securities.


Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.

The other portfolios in the Trust are Biltmore Georgia Municipal Bond Fund and Biltmore North Carolina Municipal Bond Fund (collectively, hereinafter referred to as the "Funds.")

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and South Carolina state income taxes. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Interest income of the Fund that is exempt from federal regular income tax and South Carolina state income taxes described above retains its tax-exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than South Carolina. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

INVESTMENT POLICIES
The Fund attempts to achieve its investment objective by investing in a professionally-managed portfolio consisting primarily of municipal securities exempt from federal regular income tax and South Carolina state income taxes. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular income tax and South Carolina state income tax or that at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. While not a fundamental investment policy, the Fund's investment adviser may consider the potential for capital appreciation in the selection of portfolios investments.

ACCEPTABLE INVESTMENTS

Municipal Securities. The municipal securities in which the Fund invests are:

 obligations, including industrial development bonds, issued on behalf of the state of South Carolina, its political subdivisions or agencies;

 obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

 participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of South Carolina. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

Characteristics. The municipal securities which the Fund buys are subject to the following quality standards:


 rated "A" or above by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group ("S&P"). A description of the rating categories is contained in the Appendix to the Statement of Additional Information;


 insured by a municipal bond insurance company which is rated "AAA" by S&P or "Aaa" by Moody's;

 guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

 fully collateralized by an escrow of U.S. government securities; or

 unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's adviser.

Participation Interests. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests would give the Fund undivided interests in South Carolina municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the South Carolina municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are normally based on a published interest rate or interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund usually in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

RESTRICTED SECURITIES. The Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchase together with other securities considered to be illiquid to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. It is not anticipated that the Fund will engage in securities lending if such lending generates taxable income. The Fund will not loan securities with a value in excess of one-third of the Fund's total assets.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

TEMPORARY INVESTMENTS. The Fund normally invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and South Carolina state income tax or that at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and South Carolina state income taxes. However, from time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of good quality.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to South Carolina state income tax.

SOUTH CAROLINA MUNICIPAL SECURITIES
South Carolina municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. South Carolina municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.

MUNICIPAL BOND INSURANCE
The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either

(1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's investment adviser anticipates that between 30% and 60% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated "AAA" by S&P or "Aaa" by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated "AAA" by S&P or "Aaa" by Moody's.

INVESTMENT RISKS
Yields on South Carolina municipal securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the state of South Carolina or its municipalities could impact the Fund's portfolio. The Fund's concentration in securities issued by the state of South Carolina and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. South Carolina's dependence on agriculture, manufacturing and tourism leaves it vulnerable to both the business cycle and long term national economic trends. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of South Carolina municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in South Carolina municipal securities which meet the Fund's quality standards may not be possible if the state of South Carolina or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of South Carolina municipal securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.

NON-DIVERSIFICATION
The Fund is a non-diversified investment company. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund may purchase an issue of municipal securities in its entirety.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and cash items) which exceed 5% of the Fund's total assets shall not exceed 50% of the value of its total assets.

INVESTMENT LIMITATIONS
The Fund will not:

 borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitations, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

 invest more than 5% of its total assets in industrial development bonds when the payment of principal and interest is the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor; or

 own securities of open-end or closed-end investment companies, except under certain circumstances and subject to certain limitations described in this prospectus, and, not exceeding 10% of its net assets.

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                    THE BILTMORE MUNICIPAL FUNDS INFORMATION

MANAGEMENT OF THE BILTMORE MUNICIPAL FUNDS


BOARD OF TRUSTEES. The Biltmore Municipal Funds are managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of The Biltmore Municipal Funds and for exercising all of the powers of The Biltmore Municipal Funds except those reserved for the shareholders.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with The Biltmore Municipal Funds, investment decisions for the Fund are made by Wachovia Bank of South Carolina, N.A. (formerly known as The South Carolina National
Bank), the Fund's investment adviser (the "Bank" or the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The investment advisory contract allows the voluntary waiver of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time in its sole discretion.

Investment decisions for the Fund will be made independently from those of any fiduciary or other accounts that may be managed by the Bank or its affiliates. If, however, such accounts, the Fund, or the Bank for its own account are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Fund pays or receives, or the size of the position it obtains. The Bank may engage, for its own account or for other accounts managed by the Bank, in other transactions involving South Carolina municipal securities which may have adverse effects on the market for securities in the Fund's portfolio.


ADVISER'S BACKGROUND. Wachovia Bank of South Carolina, N.A., a national banking association headquartered in Columbia, South Carolina, is a wholly-owned subsidiary of Wachovia Corporation. The activities of the Bank encompass a full range of commercial banking services, including trust services. Wachovia Corporation, a registered bank holding company, is headquartered in Winston-Salem, North Carolina and Atlanta, Georgia. Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.



The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. The Adviser, Wachovia Bank of North Carolina, N.A., and Wachovia Bank of Georgia, N.A. (collectively the "Wachovia Banks") have been managing trust assets for over 100 years, with over $19 billion in managed assets as of September 30, 1995. Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., has served as investment adviser to another investment company, The Biltmore Funds, since March 9, 1992. The Adviser's affiliates, Wachovia Bank of North Carolina, N.A. and Wachovia Bank of Georgia, N.A., have served as investment advisers to the Trust's North Carolina Municipal Bond and Georgia Municipal Bond Funds, respectively, since their inception in December, 1994. As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.



Michael Peters is Vice President of Wachovia Bank of South Carolina, N.A. and an officer of both Wachovia Bank of North Carolina, N.A. and Wachovia Bank of Georgia, N.A. He has served as portfolio manager of the Fund since 1993. Mr. Peters was employed with NationsBank from 1990 to 1993, and from 1986 to 1990 was employed with First Bank of Whiting. Mr. Peters received his M.B.A. from Indiana University and is a member of the Institute of Chartered Financial Analysts.


DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the distributor (the "Distributor") for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include the preparation of filings with the Securities and Exchange Commission and other regulatory authorities, assistance with respect to meetings of the Trustees, shareholder servicing and accounting services, and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:

                                    Average Aggregate Daily
      Maximum                       Net Assets of the Trust
 Administrative Fee                  and The Biltmore Funds

     .150 of 1%                    on the first $250 million
     .125 of 1%                     on the next $250 million
     .100 of 1%                     on the next $250 million
     .075 of 1%               on assets in excess of $750 million


The administrative fee received during any fiscal year shall aggregate at least $50,000 for the Fund. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.

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--------------------------------------------------------------------------------


                                NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

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                             INVESTING IN THE FUND

SHARE PURCHASES


Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Fund may be purchased through the Trust Divisions of the Wachovia Banks, Wachovia Investments, Inc. or authorized broker/dealers which have a sales agreement with the Distributor. All purchase orders must be transmitted to the Fund by 5:00 p.m. (Eastern time). Texas residents must purchase shares through an authorized registered broker/dealer or through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Fund shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund and the Distributor reserve the right to reject any purchase request.


THROUGH THE TRUST DIVISIONS OF THE WACHOVIA BANKS. Trust customers of the Wachovia Banks may place an order to purchase shares of the Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made to the Wachovia Banks by check, by wire of federal funds, or by debiting a customer's account with the Wachovia Banks. Purchase orders must normally be received by the Wachovia Banks by 3:00 p.m. (Eastern time), in order for shares to be purchased at that day's price. It is the responsibility of the Wachovia Banks to transmit orders promptly to the Fund. Shares of the Fund cannot be purchased by wire on any day on which the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are not open for business.


THROUGH WACHOVIA INVESTMENTS, INC. Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may place an order to purchase shares by telephoning The Biltmore Service Center at 1-800-994-4414, sending written instructions, or placing an order in person. Payment may be made by check or by debiting a customer's account at Wachovia Investments, Inc. Purchase orders must normally be received by Wachovia Investments, Inc. before 3:30 p.m. (Eastern time). Wachovia Investments, Inc., a wholly-owned subsidiary of Wachovia Corporation, is a registered broker/dealer and a member of the National Association of Securities Dealers, Inc. Wachovia Brokerage Service is a business unit of Wachovia Investments, Inc.


By Mail. To purchase shares of the Fund through Wachovia Investments, Inc. by mail, send a check made payable to Biltmore South Carolina Municipal Bond Fund to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina, 29226. Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds. This is normally the next business day after Wachovia Investments, Inc. receives the check.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/dealers must normally be received by the broker/dealer and transmitted to the Fund before 3:30 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Divisions of the

Wachovia Banks for their fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

WHAT SHARES COST
Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                              Sales Charge as a              Sales Charge as a
                                                Percentage of                Percentage of Net
Amount of Transaction                       Public Offering Price             Amount Invested
Less than $100,000                                  4.50%                          4.71%
$100,000 but less than $250,000                     3.75%                          3.90%
$250,000 but less than $500,000                     2.50%                          2.56%
$500,000 but less than $750,000                     2.00%                          2.04%
$750,000 but less than $1 million                   1.00%                          1.01%
$1 million or more                                  0.25%                          0.25%



The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales charge, by investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, and by the Wachovia Banks for funds which are held in a fiduciary, advisory, agency, custodial, or similar capacity. Trustees, officers, directors and emeritus directors, advisory board members, employees and retired employees of the Fund, the Wachovia Banks, the spouses and children under the age of 21 of such persons, and any trusts, pension profit-sharing plans and individual retirement accounts operated for such persons, may purchase shares of the Fund at net asset value. In addition, trustees, officers, directors and employees of the Distributor and its affiliates, and any bank or investment dealer who has a sales agreement with the Distributor relating to the Fund, may also purchase shares at their net asset value.

SALES CHARGE REALLOWANCE
For shares sold with a sales charge, the Wachovia Banks or an affiliated broker or a dealer will receive up to 100% of the applicable sales charge for purchases of Fund shares made directly through the Wachovia Banks or such broker or dealer.

The sales charge for shares sold other than through the Wachovia Banks or registered broker/dealers will be retained by the Distributor. However, the Distributor, at its sole discretion, may uniformly offer to pay cash, or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Fund. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold by the dealers.

REDUCING THE SALES CHARGE
The sales charge can be reduced on the purchase of Fund shares through:

 quantity discounts and accumulated purchases;
 signing a 13-month letter of intent; or
 using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table in this prospectus under the section entitled "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc., or the Distributor must be notified by the shareholder or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.



The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.


This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of shares in portfolios in The Biltmore Funds and in The Biltmore Municipal Funds (such as the Fund), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the portfolios of The Biltmore Funds with a sales charge, and $30,000 in a portfolio of The Biltmore Municipal Funds with a sales charge, the sales charge would be reduced.


To receive this sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc. or the Distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 90 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Wachovia Banks, Wachovia Investments, Inc., or the Distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM. Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at the Wachovia Banks, and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through the Wachovia Banks, Wachovia Investments, Inc. or through the Distributor.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS
Dividends are declared daily and are paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Custodian. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting the Fund, dividends are automatically reinvested on payment dates in additional shares of the Fund at the payment date's net asset value without a sales charge.

CAPITAL GAINS
Distributions of any net realized long-term capital gains realized by the Fund, if any, will be made at least annually.

EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange all or some of their Fund shares for: shares in other portfolios of the Trust, shares in portfolios of The Biltmore Funds or shares of the International Equity Fund. The Biltmore Funds are advised by Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., and distributed by Federated Securities Corp. The Trust consists of the Fund, Biltmore Georgia Municipal Bond Fund and Biltmore North Carolina Municipal Bond Fund. The Biltmore Georgia Municipal Bond Fund is advised by Wachovia Bank of Georgia, N.A. The Biltmore North Carolina Municipal Bond Fund is advised by Wachovia Bank of North Carolina, N.A. The Biltmore Georgia and North Carolina Municipal Bond Funds are distributed by Federated Securities Corp. The International Equity Fund is advised by Federated Global Research Corp. and distributed by Federated Securities Corp. The Biltmore Funds consist of the following portfolios: Biltmore Balanced Fund, Biltmore Emerging Markets Fund, Biltmore Equity Fund, Biltmore Equity Index Fund, Biltmore Fixed Income Fund, Biltmore Money Market Fund (Institutional Shares and Investment Shares), Biltmore Prime Cash Management Fund (Institutional Shares only), Biltmore Quantitative Equity Fund, Biltmore Short-Term Fixed Income Fund, Biltmore Special Values Fund, Biltmore Tax-Free Money Market Fund (Institutional Shares and Investment Shares), and Biltmore U.S. Treasury Money Market Fund (Institutional Shares and Investment Shares). (The International Equity Fund, the portfolios of the Trust, and The Biltmore Funds are referred to in this section as the "Portfolios.")


Shareholders of the Fund have easy access to the Portfolios through a telephone exchange program. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Prior to any exchange, the shareholder should review a copy of the current prospectus of the Portfolio into which an exchange is to be effected. Shareholders contemplating exchanges between the Fund and the Trust's other portfolios should consult their tax advisers, since the tax advantages of each Fund may vary.

Shares of the Portfolios may be exchanged for shares of the Fund at net asset value without a sales charge (if previously paid). Shares of Portfolios with a sales charge may be exchanged at net asset value for shares of other Portfolios with an equal sales charge or no sales charge. Shares of Portfolios with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Portfolios at net asset value.

Shareholders using this privilege must exchange shares having a net asset value at least equal to the minimum investment of the Portfolio into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information on these exchange privileges by calling the Fund, Wachovia Investments, Inc. or, in the case of customers of the Wachovia Banks, the shareholder's account officer.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

EXCHANGE BY TELEPHONE. Instructions for exchanges between the Portfolios and the Fund may be given by telephone to Wachovia Investments, Inc., and in the case of customers of the Wachovia Banks, the customer's account officer. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time.

Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

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                                REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through the Wachovia Banks, Wachovia Investments, Inc., or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling the Wachovia Banks (call toll-free 1-800-994-4414) to request the redemption. Telephone redemption instructions may be recorded. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the Wachovia Banks. Redemption requests made through the Wachovia Banks must be received by the Wachovia Banks before 3:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Wachovia Banks are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. If reasonable procedures are not followed by the Fund, it may be liable for unauthorized or fraudulent telephone instructions.

A shareholder who is a customer of Wachovia Investments, Inc. may redeem shares of the Fund by phone by calling The Biltmore Service Center at 1-800-994-4414. A shareholder who is a customer of the Wachovia Banks and whose account agreement with the Wachovia Banks permits telephone redemption may redeem shares of the Fund by telephoning his account officer. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request.

Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. In no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

BY MAIL. A shareholder may redeem Fund shares by sending a written request to the Wachovia Banks. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Fund. Shareholders should call the Wachovia Banks for assistance in redeeming by mail.


A shareholder who is a customer of Wachovia Investments, Inc. may redeem shares by sending a written request to Wachovia Investments, Inc. The written request should include the shareholder's name and address, the Fund name, the brokerage account number, and the share or dollar amount requested. Shareholders should call Wachovia Investments, Inc. for assistance in redeeming by mail. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days, after receipt of a proper written redemption request.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

 a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

 any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.


The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.


Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Shareholders may redeem by periodic withdrawal payments in a minimum amount of $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

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                            SHAREHOLDER INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of a portfolio in The Biltmore Municipal Funds have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund.

As a Massachusetts business trust, The Biltmore Municipal Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of The Biltmore Municipal Funds.

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                             EFFECT OF BANKING LAWS


Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. The Wachovia Banks are subject to such banking laws and regulations.


The Wachovia Banks believe, based on the advice of their counsel, that they may perform the services for the Fund contemplated by their advisory agreement and custodian agreement with The Biltmore Municipal Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or the Fund. If the Wachovia Banks were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

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                                TAX INFORMATION

FEDERAL INCOME TAX
The Fund expects to pay no federal regular income tax because it intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by The Biltmore Municipal Funds portfolios will not be combined for tax purposes with those realized by the Fund.
Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits". Since "earnings and profits" generally includes the full amount of any Fund dividend, and preadjustment alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax or the corporate alternative minimum tax and, if so, the tax treatment of dividends paid by the Fund.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

SOUTH CAROLINA TAXES

Under current South Carolina law, shareholders of the Fund who are subject to South Carolina individual or corporate income taxes will not be subject to such taxes on Fund dividends to the extent that such dividends qualify as either (1) exempt-interest dividends under the Internal Revenue Code, which are derived from interest on obligations of the state of South Carolina or any of its political subdivisions; (2) dividends derived from interest on certain obligations of the United States; and (3) dividends derived from interest on obligations of any agency or instrumentality of the United States that is prohibited by federal law from being taxed by a state or any political subdivision of a state. To the extent that Fund dividends are attributable to other sources, such dividends will not be exempt from South Carolina taxes.

OTHER STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from taxes in states other than South Carolina. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


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                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return, and yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



Addresses

Biltmore South Carolina Municipal Bond Fund  Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779
Distributor    Federated Securities Corp.
     Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779

Investment Adviser  Wachovia Bank of South Carolina, N.A.
     1426 Main Street
     Columbia, South Carolina 29226

Custodian Wachovia Bank of North Carolina, N.A.
     Wachovia Trust Operations
     301 North Main Street
     Winston-Salem, North Carolina 27150
Transfer Agent, Dividend Disbursing Agent,   Federated Services Company
and Portfolio Recordkeeper    Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779

Counsel to The Biltmore Funds Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W.
     Washington, D.C. 20036-1800

Counsel to the Independent Trustees     Piper & Marbury L.L.P.
     1200 Nineteenth Street, N.W.
     Washington, D.C. 20036-2430
Special South Carolina Tax Counsel Sinkler & Boyd, PA
     1426 Main Street
     Columbia, South Carolina 29201
Independent Auditors     Ernst & Young LLP
     One Oxford Centre
     Pittsburgh, Pennsylvania 15219
The Biltmore Service Center   101 Greystone Boulevard
     SC-9215
     Columbia, South Carolina 29226

Biltmore South Carolina Municipal Bond Fund Prospectus
A Non-Diversified Portfolio of The Biltmore Municipal Funds
An Open-End, Management Investment Company


   January 31, 1996
822-15 (1/96)
Cusip 090313107
0120501A (1/96)
                  BILTMORE SOUTH CAROLINA MUNICIPAL BOND FUND
                 (A PORTFOLIO OF THE BILTMORE MUNICIPAL FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of Biltmore South Carolina Municipal Bond Fund (the "Fund"), a portfolio in The Biltmore Municipal Funds (the "Trust"), dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call The Biltmore Service Center toll-free at 1800-994-4414.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                                          Statement dated January 31, 1996















           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of FEDERATED
           INVESTORS


   GENERAL INFORMATION ABOUT THE FUND      TRANSFER AGENT                 23
                                 3         LEGAL SERVICES                 23
                                           INDEPENDENT AUDITORS           23
INVESTMENT OBJECTIVE AND POLICIES3

 ACCEPTABLE INVESTMENTS          3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   5
 REPURCHASE AGREEMENTS           5
 LENDING OF PORTFOLIO SECURITIES 6
 PORTFOLIO TURNOVER              6
 MUNICIPAL BOND INSURANCE        6
INVESTMENT LIMITATIONS           9

 SOUTH CAROLINA INVESTMENT RISKS13
THE BILTMORE MUNICIPAL FUNDS
MANAGEMENT                      15

 OFFICERS AND TRUSTEES          15
 FUND OWNERSHIP                 19
 TRUSTEES COMPENSATION          19
 TRUSTEE LIABILITY              20
INVESTMENT ADVISORY SERVICES    20

 ADVISER TO THE FUND            20
 ADVISORY FEES                  20
BROKERAGE TRANSACTIONS          21

OTHER SERVICES                  22

 FUND ADMINISTRATION            22
 CUSTODIAN                      22


PURCHASING SHARES             23

 DISTRIBUTION OF SHARES       24
 CONVERSION TO FEDERAL FUNDS  24
DETERMINING NET ASSET VALUE   24

 VALUING MUNICIPAL BONDS      24
REDEEMING SHARES              24

 REDEMPTION IN KIND           24
MASSACHUSETTS BUSINESS TRUST  25

TAX STATUS                    26

 THE FUND'S TAX STATUS        26
 SHAREHOLDERS' TAX STATUS     26
TOTAL RETURN                  27

YIELD                         27

TAX-EQUIVALENT YIELD          28

 TAX-EQUIVALENCY TABLE        28
PERFORMANCE COMPARISONS       30

FINANCIAL STATEMENTS          31

APPENDIX                  32


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Prior to June 3, 1993, the Trust was known as "The Passageway Funds." Prior to December 30, 1994, the Fund was known as "South Carolina Municipal Bond Fund." Capitalized terms not otherwise defined in this Statement have the same meaning assigned to them in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide for its shareholders current income which is exempt from federal regular income tax and South Carolina state income taxes. The objective cannot be changed without approval of shareholders. ACCEPTABLE INVESTMENTS
   If a high-rated security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).
  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.
        Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income.
        In determining the liquidity of municipal lease securities, the Fund's adviser, under the authority delegated the Board of Trustees ("Trustees") will base its determination of the following factors:
     o whether the lease can be terminated by the lessee;


     o the potential recovery , if any, from a sale of the leased property upon termination of the lease;
     o the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     o the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and
     o any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
    REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy.
From time to time, such as when suitable South Carolina municipal securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in South Carolina municipal securities and thereby reduce the Fund's yield.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
PORTFOLIO TURNOVER
   The Fund will not attempt to set or meet a portfolio turnover rate, since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objectives. For the fiscal years ended November 30, 1995 and 1994, the portfolio turnover rates were 15%, and 23%, respectively. MUNICIPAL BOND INSURANCE
Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the issuer of such when-issued municipal securities. In determining to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.


If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB" by S&P or "Baa" by Moody's) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.
   Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated "Aaa" by Moody's or "AAA" by S&P:
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of June 1, 1995, S&P has rated the claims-paying ability of MBIA "AAA."
  AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340. As of June 1, 1995, S&P has rated the claims-paying ability of AMBAC "AAA."
  FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty is subject to regulation by the New York State Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175, Water Street, New York, New York 10038, and its telephone number is 1-800-352-0001. As if June 1, 1995, S&P has rated the claims-paying ability of Financial Guaranty "AAA."
INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.


  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.


  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale, under the Securities Act of 1933.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or the Trust's Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN MINERALS
     The Fund will not purchase or sell, oil, gas, or other mineral exploration or development programs, or leases.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
     INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES
  OF THE TRUST
     The Fund will not purchase or retain the securities of any issuers if the Officers and Trustees of the Trust or its investment adviser, owning individually more the 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings assosiation, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items."
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets and has no present intent to do so in the coming fiscal year.
In order to comply with certain state restrictions, the Fund will not invest in real estate limited partnerships or oil, or other mineral leases.
   SOUTH CAROLINA INVESTMENT RISKS
The State of South Carolina has an economy dominated from the early 1920's to the present by the textile industry, with over one of every three manufacturing jobs directly or indirectly related to the textile industry. However, since 1950 the economic bases of the State have become more diversified, as the trade and service sectors and durable goods manufacturing industries have developed. Currently, Moody's rated South Carolina general obligation bonds "Aaa" and S&P rates such bonds "AA+." There can be no assurance that the economic conditions on which those ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. The South Carolina State Constitution mandates a balanced budget. If a deficit occurs, the General Assembly must account for it in the succeeding fiscal year. In addition, if a deficit appears likely, the State Budget and Control Board (the "State Board") may reduce appropriations during the current fiscal year as necessary to prevent the deficit. The State Constitution limits annual increases in State employees' wages to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth of the population of the State.
The State Constitution requires a General Reserve Fund ("General Fund") that equals three percent of General Fund revenue for the latest fiscal year. When deficits have occurred, the State has funded them out of the General Fund. The State Constitution also requires a Capital Reserve Fund ("Capital Fund") equal to two percent of General Fund revenue. Before March 1st of each year, the Capital Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations. After March 1st, the Capital Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire bond principal or pay interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must go back to the General Fund.
The shutdown of the Charleston Naval Base exacted a heavy toll in North Charleston. In addition, contractors at the Savannah River Site nuclear complex laid off more than 4,000 workers. However, plant expansions and openings by companies such as BMW, Michelin, AMP, and Fuji Photo have helped to mitigate these negative economic developments.
The Fund's concentration in securities issued by the State or its subdivisions provides a greater level of risk than an investment company which is diversified across a larger geographic area. For example, the passage of the North American Free Trade Agreement could result in increased competition for the State's textile industry due to the availability of less-expensive foreign labor. Presently, South Carolina subjects bonds issued by other states to its income tax. If this tax was declared unconstitutional, the value of bonds in the Fund could decline a small but measurable amount. Also, the Fund could become slightly less attractive to potential future investors.
The Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, and oral statements from various State agencies. The Fund's investment adviser has not independently verified any of the information contained in the official statement, other publicly available documents, or oral statements from various State agencies.
THE BILTMORE MUNICIPAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, birthdates, principal occupations, and present positions. Each of the Trustees and officers listed below holds an identical position with The Biltmore Funds, another investment company. Except as listed below, none of the Trustees or officers are affiliated with Wachovia Bank of South Carolina, N.A., Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company or Federated Administrative Services.


James A. Hanley
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931

Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).






Samuel E. Hudgins
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929

Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until 1988).


J. Berkley Ingram, Jr.
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924

Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.




D. Dean Kaylor
7301 Parkwood Drive
Fenton, MI
June 29, 1930

Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).


Charles S. Way, Jr.
200 Meeting Street
Suite 401
Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chariman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer


President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Ronald M. Petnuch
Federated Investors Tower
Pittsburgh, PA
February 27, 1960

Vice President and Assistant Treasurer
Senior Vice President, Federated Services Company; Director of Proprietary Client Services and member of the Office of the President, Federated Administrative Services; formerly Associate Corporate Counsel, Federated Investors; Vice President and Assistant Treasurer for certain investment companies for which Federated Securities Corp. is the principal distributor.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Corporate Counsel, Federated Investors.


FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares. TRUSTEES COMPENSATION


NAME AND              AGGREGATE           TOTAL COMPENSATION
POSITION WITH THE     COMPENSATION FROM   PAID FROM THE
TRUST                 THE TRUST*#         FUND COMPLEX+


James A. Hanley,         $868               $22,725 for the Trust and
Trustee                                     one other investment company
                                            in the Fund Complex
Samuel E. Hudgins,       $913               $23,850 for the Trust and
Trustee                                     one other investment company
                                            in the Fund Complex
J. Berkley Ingram, Jr.,  $767               $20,250 for the Trust and
Trustee                                     one other investment company
                                             in the Fund Complex
D. Dean Kaylor,          $767               $20,250 for the Trust and
Trustee                                     one other investment company
                                             in the Fund Complex
Charles S. Way, Jr.,     $0                  $0 for the Trust and
Trustee                                      one other investment company
                                             in the Fund Complex


* Information is furnished for the fiscal year ended November 30, 1995.
# The aggregate compensation is provided for the Trust, which is comprised of three portfolios.


+ The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Biltmore Municipal Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Wachovia Bank of South Carolina, N.A. (the "Adviser") (formerly known as The South Carolina National Bank).
The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
Because of the internal controls maintained by Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Wachovia Banks' or their affiliates' lending relationship with an issuer.
ADVISORY FEES
   For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended November 30, 1995, 1994, the two months ended November 30, 1993, and the fiscal year ended September 30, 1993, the Adviser earned $639,686, $624,986, $103,802, and
$531,849, respectively, of which $469,407, $488,215, $83,041, and $438,960, respectively, was voluntarily waived.


  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will waive its fee or reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
   BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and
research services provided. For the fiscal years ended          November 30,
1995, 1994, the two months ended November 30, 1993, and the fiscal year ended September 30, 1993, no brokerage commissions were paid by the Fund.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. During the fiscal years ended November 30, 1995, 1994, the two months ended November 30, 1993, and the fiscal year ended September 30, 1993, the Fund's administrator earned $76,587, $101,152, $20,760 and $106,370 respectively, of which $3,488 was voluntarily waived during the fiscal year ended November 30, 1994.
CUSTODIAN
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina is custodian (the "Custodian") for the securities and cash of the Fund. Under the


Custodian Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Fund and payable monthly.
TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, serves as transfer agent and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.
LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C., serves as counsel to the independent Trustees. Special South Carolina tax counsel to the Fund is Sinkler & Boyd, P.A., Columbia, South Carolina.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange, the Wachovia Banks, and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."


   DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. The Wachovia Banks act as the shareholders' agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, which obligates the Fund to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind.
   MASSACHUSETTS BUSINESS TRUST

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by its Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund.


Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund expects to pay no federal income tax because it intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
 o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
 o derive less than 30% of its gross income from the sale of securities held less than three months;
 o invest in securities within certain statutory limits; and
 o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or


     oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.
TOTAL RETURN

   The Fund's average annual total returns for the one-year period ended November 30, 1995, and for the period from January 11, 1991 (start of performance) to November 30, 1995, were 11.75% and 7.12% , respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

   The Fund's yield for the thirty-day period ended November 30, 1995 ,was
4.34%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and


Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. TAX-EQUIVALENT YIELD

   The Fund's tax-equivalent yield for the thirty-day period ended November 30, 1995 was 7.00%, assuming a 31% tax bracket.
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                         TAXABLE YIELD EQUIVALENT FOR 1996
                              STATE OF SOUTH CAROLINA


                  COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              22.00%  35.00%     38.00%      43.00%     46.60%



    JOINT        $1- $40,401-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     2.50%     3.21%    3.85%     4.03%      4.39%       4.68%
     3.00%     3.85%    4.62%     4.84%      5.26%       5.62%
     3.50%     4.49%    5.38%     5.65%      6.14%       6.55%
     4.00%     5.13%    6.15%     6.45%      7.02%       7.49%
     4.50%     5.77%    6.92%     7.26%      7.89%       8.43%
     5.00%     6.41%    7.69%     8.06%      8.77%       9.36%
     5.50%     7.05%    8.46%     8.87%      9.65%      10.30%
     6.00%     7.69%    9.23%     9.68%     10.53%      11.24%
     6.50%     8.33%   10.00%    10.48%     11.40%      12.17%
     7.00%     8.97%   10.77%    11.29%     12.28%      13.11%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of the Fund.


* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
oportfolio quality;
oaverage portfolio maturity;
otype of instruments in which the portfolio is invested;
ochanges in interest rates and market value of portfolio securities;
ochanges in the Fund's expenses; and
ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price (i.e., net asset value plus any sales charge) per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
   From time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain financial publications and/or compare its performance to certain indices. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
oLIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.


 From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.
oMORNINGSTAR INC., an independent rating service, is the publisher of the bi-
 weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns.
 The maximum rating is five stars, and ratings are effective for two weeks. oLEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also
 calculated as of the index inception,            December 31, 1979.
oLEHMAN BROTHERS THREE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of the same issues noted above except that the maturities range between two and four years. Index figures are total returns calculated for the same periods as listed above.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales charge.
   FINANCIAL STATEMENTS

The financial statements for Biltmore South Carolina Municipal Bond Fund for the
fiscal year ended         November 30, 1995, are incorporated herein by
reference to the Annual Report to Shareholders of Biltmore South Carolina Municipal Bond Fund dated November 30, 1995 (File Nos. 33-37525 and 811-6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.


   APPENDIX

STANDARD & POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC--Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid.
D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATING DEFINITIONS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from AA through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



Prospectus


   January 31, 1996

The shares of Biltmore North Carolina Municipal Bond Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is an investment portfolio of The Biltmore Municipal Funds

                                                                 Cusip 090313107
                                                             0120501B (1/96)


(the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the income taxes imposed by the State of North Carolina. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and the North Carolina state income taxes ("North Carolina Municipal Securities"). These securities include those issued by or on behalf of the State of North Carolina and North Carolina political subdivisions and municipalities, as well as those issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the North Carolina state income taxes. In addition, the Fund intends to qualify as an investment exempt from the North Carolina Intangible Personal Property tax.

The shares offered by this prospectus are not deposits or obligations of Wachovia Bank of North Carolina, N.A. or its affiliates, are not endorsed or guaranteed by Wachovia Bank of North Carolina, N.A. or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

Biltmore North Carolina
Municipal Bond Fund
(A Portfolio of The Biltmore Municipal Funds)


   The Fund has also filed a Statement of Additional Information dated January
31,
1996 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by calling 1-800-994-4414 or writing The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226.

These securities have not been approved or disapproved by the securities and exchange commission or any state securities commission nor has the securities and exchange commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

---------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
---------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           2
---------------------------------------------------
GENERAL INFORMATION                                                            3
---------------------------------------------------
INVESTMENT INFORMATION                                                         3
Investment Objective                                                           3


Investment Policies                                                            3
  Acceptable Investments                                                       3
     Characteristics                                                           4
     Participation Interests                                                   4
     Variable Rate Municipal Securities                                        4
     Municipal Leases                                                          4
     Investing in Securities of
       Other Investment Companies                                              4
  Restricted and Illiquid Securities                                           5
  When-Issued and Delayed Delivery
     Transactions                                                              5
  Lending of Portfolio Securities                                              5
  Temporary Investments                                                        5
North Carolina Municipal Securities                                            5
Municipal Bond Insurance                                                       6
Investment Risks                                                               7
Non-Diversification                                                            7

Investment Limitation                                                          8

---------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS INFORMATION                                       8
Management of The Biltmore
  Municipal Funds                                                              8
     Board of Trustees                                                         8
     Investment Adviser                                                        8
     Advisory Fees                                                             8
     Adviser's Background                                                      8
Distribution of Fund Shares                                                    9


Shareholder Servicing Arrangements                                             9
Administration of the Fund                                                     9
  Administrative Services                                                      9
---------------------------------------------------
NET ASSET VALUE                                                                9
---------------------------------------------------
INVESTING IN THE FUND                                                          9
Share Purchases                                                                9
  Through the Trust Divisions of the
     Wachovia Banks                                                           10

  Through Wachovia Investments, Inc.                                          10

     By Mail                                                                  10
  Through Authorized Broker/Dealers                                           10
Minimum Investment Required                                                   10
What Shares Cost                                                              10
  Purchases at Net Asset Value                                                11
Sales Charge Reallowance                                                      11
Reducing the Sales Charge                                                     11
  Quantity Discounts and Accumulated
     Purchases                                                                11
  Letter of Intent                                                            11

  Concurrent Purchases                                                        11

  Reinvestment Privilege                                                      12
  Systematic Investment Program                                               12
Certificates and Confirmations                                                12


Dividends                                                                     12
Capital Gains                                                                 12
Exchange Privilege                                                            12
  Exchange by Telephone                                                       13
---------------------------------------------------
REDEEMING SHARES                                                              13
  By Telephone                                                                13
  By Mail                                                                     14
Systematic Withdrawal Program                                                 14
Accounts with Low Balances                                                    15
---------------------------------------------------
SHAREHOLDER INFORMATION                                                       15
Voting Rights                                                                 15
---------------------------------------------------
EFFECT OF BANKING LAWS                                                        15
---------------------------------------------------
TAX INFORMATION                                                               16
Federal Income Tax                                                            16
North Carolina Taxes                                                          16
Other State and Local Taxes                                                   17
---------------------------------------------------
PERFORMANCE INFORMATION                                                       17
---------------------------------------------------
ADDRESSES                                                             BACK COVER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            SUMMARY OF FUND EXPENSES

                        SHAREHOLDER TRANSACTION EXPENSES



Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                             4.50%
Maximum Sales Load Imposed on Reinvested Dividends
(as a percentage of offering price)                                                                      None
Contingent Deferred Sales Charge (as a percentage of original
purchase price or redemption proceeds, as applicable)                                                    None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                      None
Exchange Fee                                                                                             None




                         ANNUAL FUND OPERATING EXPENSES

               (As a percentage of projected average net assets)


Management Fee (after waiver) (1)                                                                       0.14%
12b-1 Fees                                                                                               None
Other Expenses (after waivers) (2)                                                                      0.71%
  Shareholder Servicing Agent Fee (3)                                                        0.00%
     Total Fund Operating Expenses (after waivers) (4)                                                  0.85%




(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) Other expenses would have been 1.29% absent the voluntary waivers by the administrator and portfolio accountant. The administrator and portfolio accountant can terminate these voluntary waivers at any time at its sole discretion.


(3) As of the date of this prospectus, the Fund is not paying or accruing shareholder servicing agent fees. The Fund will not pay or accrue shareholder servicing agent fees until a separate class of shares has been created for certain trust and institutional investors. At that time, the Fund will be able to pay up to 0.25 of 1% of the Fund's average daily net assets for shareholder servicing agent fees. See "The Biltmore Municipal Funds Information."


(4) Total Fund Operating Expenses would have been 2.04% absent the voluntary waivers described above in Notes 1 and 2.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "THE BILTMORE MUNICIPAL FUNDS INFORMATION" AND "INVESTING IN THE FUND."


Example                                               1 Year     3 Years    5 Years   10 Years
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2)
redemption at the end of each time period; and (3)
payment of the maximum sales load. As noted in the
table above, the Fund charges no redemption fees.       $53        $71        $90       $145




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 15, 1995, on the Fund's financial statements for the year ended November 30, 1995, and on the following table for the period presented is included in the Annual Report to shareholders dated November 30, 1995, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.



                                                                Period Ended November 30,      1995(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $   10.00
Income from investment operations
  Net investment income                                                                            0.43
  Net realized and unrealized gain (loss) on investments                                           0.99
                                                                                                -------
Total from investment operations                                                                   1.42
                                                                                                -------
Less distributions
  Distributions from net investment income                                                        (0.43)
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                $   10.99
                                                                                                -------
Total Return (b)                                                                                  14.40%
Ratios to Average Net Assets
  Expenses                                                                                         0.85%*
  Net investment income                                                                            4.40%*
  Expense waiver/reimbursement (c)                                                                 1.19%*
Supplemental Data
  Net assets, end of period (000 omitted)                                                       $18,679
  Portfolio turnover                                                                                 19   %




 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              GENERAL INFORMATION


The Biltmore Municipal Funds was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. The Declaration of Trust permits The Biltmore Municipal Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to The Biltmore Municipal Funds' North Carolina municipal securities portfolio, known as Biltmore North Carolina Municipal Bond Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has not established classes of shares of the Fund. The Fund is designed primarily for customers of the Wachovia Bank of North Carolina, N.A. and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in municipal bonds. The Wachovia Bank of North Carolina, N.A. is the investment adviser to the Fund. A minimum initial investment of $500 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-North Carolina taxpayers or for retirement plans since it intends to invest primarily in North Carolina Municipal Securities.


Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.


The other portfolios in the Trust are Biltmore Georgia Municipal Bond Fund and Biltmore South Carolina Municipal Bond Fund (collectively, hereinafter referred to as the "Funds").


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Interest income of the Fund that is exempt from the income taxes described above retains its tax-exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than North Carolina. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.


INVESTMENT POLICIES

The Fund attempts to achieve its investment objective by investing in a professionally-managed portfolio consisting primarily of municipal securities exempt from federal regular income tax and the North Carolina state income taxes. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the income tax imposed by the State of North Carolina. While not a fundamental investment policy, the Fund's adviser may consider the potential for capital appreciation in its selection of portfolio investments.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in North Carolina Municipal


Securities, which are:

 obligations, including industrial development bonds, issued on behalf of the State of North Carolina, its political subdivisions or agencies;

 obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

 participation interests, as described below, in any of the above obligations,


the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the Fund's adviser, exempt from both federal regular income tax and the North Carolina income tax. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.


While the Fund intends to invest primarily in securities issued by or on behalf of the State of North Carolina and its political subdivisions, it will invest in other securities issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the North Carolina income tax. The Fund will invest in such securities in instances where, in the judgment of the Fund's adviser, the supply and yield of such securities would be beneficial to the Fund's performance.


Characteristics. The North Carolina Municipal Securities which the Fund buys are rated "A" or above by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (a description of the rating categories is contained in the Appendix to the Statement of Additional Information). In addition, the North Carolina Municipal Securities are subject to one or more of the following quality standards:

 insured by a municipal bond insurance company which is rated "AAA" by S&P or "Aaa" by Moody's; or

 secured by an irrevocable escrow of direct obligations of the U.S. government;
 or

 unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's adviser.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, the Fund will attempt to identify other rating organizations and systems with comparable standards, in accordance with the investment policies of the Fund.


Participation Interests. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests would give the Fund undivided interests in North Carolina Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will establish guidelines pursuant to which the Fund's adviser determines that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the North Carolina Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services pursuant to guidelines established by the Trustees.

Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies, but it will not own more than 3%


of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. While it is the Fund's adviser's policy to waive its investment advisory fee on assets invested in securities of open-end investment companies, it should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund would, however, continue to pay its own investment advisory fees and other expenses with respect to its investments in shares of closed-end companies.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. To the extent these securities are not determined to be liquid, the Fund will limit its purchase of these securities, together with other securities considered to be illiquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase North Carolina Municipal Securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. It is not anticipated that the Fund will engage in securities lending if such lending generates taxable income.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

TEMPORARY INVESTMENTS. From time to time on a temporary basis, or when the Fund's adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the Fund's adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's acceptable investments.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to North Carolina state income tax.

NORTH CAROLINA MUNICIPAL SECURITIES


North Carolina Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. North Carolina Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.




The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.

The Fund will not generally invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be related to the industry in which such nongovernmental users engage, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if the Fund's adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

MUNICIPAL BOND INSURANCE
The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").


The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's adviser anticipates that between 10% and 50% of the Fund's net assets will be invested in municipal securities which are insured.


Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.



The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated "AAA" by S&P or "Aaa" by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated "AAA" by S&P or "Aaa" by Moody's.

INVESTMENT RISKS
Yields on North Carolina Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of North Carolina or its municipalities could impact the Fund's portfolio. The Fund's concentration in securities issued by the State of North Carolina and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. North Carolina's dependence on agriculture, manufacturing, tourism, and service industries leaves it vulnerable to both the business cycle and long term national economic trends. (Please refer to the Fund's Statement of Additional Information for an expanded discussion of North Carolina investment risks.) The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of North Carolina Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in North Carolina Municipal Securities which meet the Fund's quality standards may not be possible if the State of North Carolina or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of North Carolina Municipal Securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.

NON-DIVERSIFICATION
The Fund is a non-diversified investment company. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund may purchase an issue of municipal securities in its entirety.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATION
The Fund will not:

 borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.

--------------------------------------------------------------------------------
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                    THE BILTMORE MUNICIPAL FUNDS INFORMATION

MANAGEMENT OF THE BILTMORE MUNICIPAL FUNDS


BOARD OF TRUSTEES. The Biltmore Municipal Funds are managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of The Biltmore Municipal Funds and for exercising all of the powers of The Biltmore Municipal Funds except those reserved for the shareholders.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with The


Biltmore Municipal Funds, investment decisions for the Fund are made by Wachovia Bank of North Carolina, N.A., the Fund's adviser (the "Bank" or the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract allows the voluntary waiver of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time in its sole discretion.

Investment decisions for the Fund will be made independently from those of any fiduciary or other accounts that may be managed by the Bank or its affiliates. If, however, such accounts, the Fund, or the Bank for its own account are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Fund pays or receives, or the size of the position it obtains. The Adviser may engage, for its own account or for other accounts managed by the Bank, in other transactions involving North Carolina Municipal Securities which may have adverse effects on the market for securities in the Fund's portfolio.

ADVISER'S BACKGROUND. Wachovia Bank of North Carolina, N.A. is a direct, wholly-owned subsidiary of Wachovia Corporation, a registered bank holding company headquartered in Winston-Salem, North Carolina and Atlanta, Georgia. Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

Wachovia Bank of North Carolina, N.A., a national banking association, offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.


The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. The Adviser, Wachovia Bank of South Carolina, N.A., and Wachovia Bank of Georgia, N.A. (collectively the "Wachovia Banks") have been managing trust assets for over 100 years, with over $19 billion in managed assets as of September 30, 1995. Wachovia Asset Management, a business unit of the Adviser, has served as investment adviser to another investment company, The Biltmore Funds, since March 9, 1992. The Adviser's affiliates, Wachovia Bank of South Carolina, N.A. and Wachovia Bank of Georgia, N.A., have served as investment advisers to the Trust's South Carolina Municipal Bond and Georgia Municipal Bond Funds, respectively, since their inception. As part of its regular banking operations, the Adviser may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.


Michael Peters is Vice President of Wachovia Bank of North Carolina, N.A. and an


officer of both Wachovia Bank of Georgia, N.A. and Wachovia Bank of South Carolina, N.A. He has served as the portfolio manager of the Fund since the Fund's inception in December of 1994. Mr. Peters was employed with NationsBank from 1990 to 1993, and from 1986 to 1990 was employed with First Bank of Whiting. Mr. Peters received his M.B.A. from Indiana University and is a member of the Institute of Chartered Financial Analysts.

DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the distributor (the "Distributor") for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS
Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is the Fund's shareholder servicing agent (the "Shareholder Servicing Agent"). The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be computed at an annual rate equal to 0.25 of 1% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include the preparation of filings with the Securities and Exchange Commission and other regulatory authorities, assistance with respect to meetings of the Trustees, shareholder servicing and accounting services, and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:


                                    Average Aggregate Daily
      Maximum                       Net Assets of the Trust
 Administrative Fee                  and The Biltmore Funds
      .15 of 1%                    on the first $250 million
     .125 of 1%                     on the next $250 million
      .10 of 1%                     on the next $250 million
     .075 of 1%               on assets in excess of $750 million





The administrative fee received during any fiscal year shall aggregate at least $50,000 for each portfolio of the Trust. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.


--------------------------------------------------------------------------------
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                                NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Fund may be purchased through the Trust Divisions of the Wachovia Banks, Wachovia Investments, Inc. or authorized broker/dealers which have a sales agreement with the Distributor. All purchase orders must be transmitted to the Fund by 5:00 p.m. (Eastern time). Texas residents must purchase shares through an authorized registered broker/dealer or through Federated Securities Corp. at


1-800-618-8573. In connection with the sale of Fund shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund and the Distributor reserve the right to reject any purchase request.


THROUGH THE TRUST DIVISIONS OF THE WACHOVIA BANKS. Trust customers of the Wachovia Banks may place an order to purchase shares of the Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made to the Wachovia Banks by check, by wire of federal funds, or by debiting a customer's account with the Wachovia Banks. Purchase orders must normally be received by the Wachovia Banks by 3:00 p.m. (Eastern time), in order for shares to be purchased at that day's price. It is the responsibility of the Wachovia Banks to transmit orders promptly to the Fund. Shares of the Fund cannot be purchased by wire on any day on which the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are not open for business.


THROUGH WACHOVIA INVESTMENTS, INC. Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may place an order to purchase shares by telephoning The Biltmore Service Center at 1-800-994-4414, sending written instructions, or placing an order in person. Payment may be made by check or by debiting a customer's account at Wachovia Investments, Inc. Purchase orders must normally be received by Wachovia Investments, Inc. before 3:30 p.m. (Eastern time). Wachovia Investments, Inc., a wholly-owned subsidiary of Wachovia Corporation, is a registered broker/dealer and a member of the National Association of


Securities Dealers, Inc. Wachovia Brokerage Service is a business unit of Wachovia Investments, Inc.


By Mail. To purchase shares of the Fund through Wachovia Investments, Inc. by mail, send a check made payable to North Carolina Municipal Bond Fund to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina, 29226. Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds. This is normally the next business day after Wachovia Investments, Inc. receives the check.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/dealers must normally be received by the broker/dealer and transmitted to the Fund before 3:30 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.

MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund by an investor is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Divisions of the Wachovia Banks for their fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

WHAT SHARES COST
Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:



                                              Sales Charge as a              Sales Charge as a
                                                Percentage of                Percentage of Net
Amount of Transaction                       Public Offering Price             Amount Invested
Less than $100,000                                  4.50%                          4.71%
$100,000 but less than $250,000                     3.75%                          3.90%
$250,000 but less than $500,000                     2.50%                          2.56%
$500,000 but less than $750,000                     2.00%                          2.04%
$750,000 but less than $1 million                   1.00%                          1.01%
$1 million or more                                  0.25%                          0.25%





The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and

Christmas Day.

PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales charge, by investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, and by the Wachovia Banks for funds which are held in a fiduciary, agency, custodial, or similar capacity. Trustees, officers, directors and emeritus directors, advisory board members, employees and retired employees of the Fund, the Wachovia Banks, the spouses and children under the age of 21 of such persons, and any trusts, pension profit-sharing plans and individual retirement accounts operated for such persons, may purchase shares of the Fund at net asset value. In addition, trustees, officers, directors and employees of the Distributor and its affiliates, and any bank or investment dealer who has a sales agreement with the Distributor relating to the Fund, may also purchase shares at their net asset value.

SALES CHARGE REALLOWANCE


For shares sold with a sales charge, the Wachovia Banks or an affiliated broker or a dealer will receive up to 100% of the applicable sales charge for purchases of Fund shares made directly through the Wachovia Banks or such broker or dealer.

The sales charge for shares sold other than through the Wachovia Banks or registered broker/dealers will be retained by the Distributor. However, the Distributor, at its sole discretion, may uniformly offer to pay cash, or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Fund. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold by the dealers.

REDUCING THE SALES CHARGE
The sales charge can be reduced on the purchase of Fund shares through:
 quantity discounts and accumulated purchases;

 signing a 13-month letter of intent; or

 using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table in this prospectus under the section entitled "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc., or the Distributor must be notified by the shareholder or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.



The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.


This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of shares in portfolios in The Biltmore Funds and in The Biltmore Municipal Funds (such as the Fund), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the portfolios of The Biltmore Funds with a sales charge, and $30,000 in a portfolio of The Biltmore Municipal Funds with a sales charge, the sales charge would be reduced.


To receive this sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc. or the Distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 90 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Wachovia Banks, Wachovia Investments, Inc., or the Distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.



SYSTEMATIC INVESTMENT PROGRAM. Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at the Wachovia Banks, and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through the Wachovia Banks, Wachovia Investments, Inc. or through the Distributor.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS
Dividends are declared daily and are paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Custodian. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting the Fund, dividends are automatically reinvested on payment dates in additional shares of the Fund at the payment date's net asset value without a sales charge.

CAPITAL GAINS
Distributions of any net realized long-term capital gains realized by the Fund, if any, will be made at least annually.

EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange all or some of their Fund shares for: shares in other portfolios of the Trust, shares in portfolios of The Biltmore Funds or shares of the International Equity Fund. The Biltmore Funds are advised by Wachovia Asset Management, a business unit of the Adviser, and distributed by Federated Securities Corp. The Trust consists of the Fund, Biltmore Georgia Municipal Bond Fund and Biltmore South Carolina Municipal Bond Fund. The Biltmore South Carolina Municipal Bond Fund is advised by Wachovia Bank of South Carolina, N.A., a national banking association headquartered in Columbia, South Carolina. It is the primary subsidiary of South Carolina National Corporation, a bank holding company with a commercial bank subsidiary and federal savings bank subsidiary in South Carolina. The Biltmore Georgia Municipal Bond Fund is advised by Wachovia Bank of Georgia, N.A. The Biltmore Georgia and Biltmore South Carolina Municipal Bond Funds are distributed by Federated Securities Corp. The International Equity Fund is advised by Federated Global Research Corp. and distributed by Federated Securities Corp. The Biltmore Funds consist of the following portfolios: Biltmore Balanced Fund, Biltmore Emerging Markets Fund, Biltmore Equity Fund, Biltmore Equity Index Fund, Biltmore Fixed Income Fund, Biltmore Money Market Fund (Institutional Shares and Investment Shares), Biltmore Prime Cash Management Fund (Institutional Shares only), Biltmore Quantitative Equity Fund, Biltmore Short-Term Fixed Income Fund, Biltmore Special Values Fund, Biltmore Tax-Free Money Market Fund (Institutional Shares


and Investment Shares), and Biltmore U.S. Treasury Money Market


Fund (Institutional Shares and Investment Shares). (The International Equity Fund, the portfolios of the Trust, and The Biltmore Funds are referred to in this section as the "Portfolios.")

Shareholders of the Fund have easy access to the Portfolios through a telephone exchange program. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Prior to any exchange, the shareholder should review a copy of the current prospectus of the Portfolio into which an exchange is to be effected. Shareholders contemplating exchanges between the Fund and the Trust's other portfolios should consult their tax advisers, since the tax advantages of each Fund may vary.

Shares of the Portfolios may be exchanged for shares of the Fund at net asset value without a sales charge (if previously paid). Shares of Portfolios with a sales charge may be exchanged at net asset value for shares of other Portfolios with an equal sales charge or no sales charge. Shares of Portfolios with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Portfolios at net asset value.

Shareholders using this privilege must exchange shares having a net asset value at least equal to the minimum investment of the Portfolio into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information on these exchange privileges by calling the Fund, Wachovia Investments, Inc. or, in the case of customers of the Wachovia Banks, the shareholder's account officer.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

EXCHANGE BY TELEPHONE. Instructions for exchanges between the Portfolios and the Fund may be given by telephone to Wachovia Investments, Inc., and in the case of customers of the Wachovia Banks, the customer's account officer. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time) for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

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                                REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through the Wachovia Banks, Wachovia Investments, Inc., or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling the Wachovia Banks (call toll-free 1-800-994-4414) to request the redemption. Telephone redemption instructions may be recorded. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the Wachovia Banks. Redemption requests made through the Wachovia Banks must be received by the Wachovia Banks before 3:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Wachovia Banks are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. If reasonable procedures are not followed by the Fund, it may be liable for unauthorized or fraudulent telephone instructions.

A shareholder who is a customer of Wachovia Investments, Inc. may redeem shares of the Fund by phone by calling The Biltmore Service Center at 1-800-994-4414. A shareholder who is a customer of the Wachovia Banks and whose account agreement with the Wachovia Banks permits telephone redemption may redeem shares of the Fund by telephoning his account officer. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request.

Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. In no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

BY MAIL. A shareholder may redeem Fund shares by sending a written request to the Wachovia Banks. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Fund. Shareholders should call the Wachovia Banks for assistance in redeeming by mail.


A shareholder who is a customer of Wachovia Investments, Inc. may redeem shares by sending a written request to Wachovia Investments, Inc. The written request should include the shareholder's name and address, the Fund name, the brokerage account number, and the share or dollar amount requested. Shareholders should call Wachovia Investments, Inc. for assistance in redeeming by mail. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days, after receipt of a proper written redemption request.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

 a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

 a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;

 a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

 any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.



SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Shareholders may redeem by periodic withdrawal payments in a minimum amount of $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

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                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in The Biltmore Municipal Funds have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund.

As a Massachusetts business trust, The Biltmore Municipal Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of The Biltmore Municipal Funds.


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                             EFFECT OF BANKING LAWS




Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. The Wachovia Banks are subject to such banking laws and regulations.



The Wachovia Banks believe that they may perform the services for the Fund contemplated by their advisory agreement and custodian agreement with The Biltmore Municipal Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or the Fund. If the Wachovia Banks were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.



The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

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                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund expects to pay no federal regular income tax because it intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by The Biltmore Municipal Funds portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits". Since "earnings and profits" generally includes the full amount of any Fund dividend, and preadjustment alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax or the corporate alternative minimum tax and, if so, the tax treatment of dividends paid by the Fund.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

NORTH CAROLINA TAXES


Under existing North Carolina law, shareholders of the Fund will not be subject to North Carolina income taxes on Fund dividends to the extent that such dividends represent "exempt-interest dividends" as defined in the Internal Revenue Code of 1986 which are directly attributable to (i) interest on obligations of the State of North Carolina or any of its political subdivisions; or (ii) interest on obligations of the United States or its possessions.

To the extent that distributions by the Fund are derived from capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will be subject to North Carolina income taxes.

OTHER STATE AND LOCAL TAXES
Income from the Fund is not necessarily free from state income taxes in states other than North Carolina or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

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                            PERFORMANCE INFORMATION

From time to time the Fund advertises its total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.




Addresses
Biltmore North Carolina Municipal Bond Fund  Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779
Distributor    Federated Securities Corp.
     Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779



Investment Adviser  Wachovia Bank of North Carolina, N.A.
     301 North Main Street
     Winston-Salem, North Carolina 27150

Custodian Wachovia Bank of North Carolina, N.A.
     Wachovia Trust Operations
     301 North Main Street
     Winston-Salem, North Carolina 27150
Transfer Agent, Dividend Disbursing Agent,   Federated Services Company
and Portfolio Recordkeeper    Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779

Counsel to The Biltmore Funds Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W.
     Washington, D.C. 20036-1800

Counsel to the Independent Trustees     Piper & Marbury L.L.P.
     1200 Nineteenth Street, N.W.
     Washington, D.C. 20036-2430
Independent Auditors     Ernst & Young LLP
     One Oxford Centre
     Pittsburgh, Pennsylvania 15219
The Biltmore Service Center   101 Greystone Boulevard
     SC-9215
     Columbia, South Carolina 29226

Biltmore North Carolina Municipal Bond Fund Prospectus

A Non-Diversified Portfolio of The Biltmore Municipal Funds


An Open-End, Management Investment Company


   January 31, 1996
822-25 (1/96)
Cusip 090313305

                    BILTMORE NORTH CAROLINA MUNICIPAL BOND FUND
                   (A PORTFOLIO OF THE BILTMORE MUNICIPAL FUNDS)
                        STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information should be read with the prospectus of Biltmore North Carolina Municipal Bond Fund (the "Fund"), a portfolio in The Biltmore Municipal Funds (the "Trust"), dated
   January 31, 1996 . This Statement is not a prospectus itself. To receive a copy of the prospectus write the Fund or call The Biltmore Service Center toll-free at 1-800-994-4414.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                                            Statement dated January 31, 1996













            FEDERATED SECURITIES
            CORP.

            Distributor
            A subsidiary of FEDERATED
            INVESTORS



   GENERAL INFORMATION ABOUT THE
FUND                             1

INVESTMENT OBJECTIVE AND POLICIES1

 ACCEPTABLE INVESTMENTS          1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 REPURCHASE AGREEMENTS           3
 LENDING OF PORTFOLIO SECURITIES 4
 PORTFOLIO TURNOVER              4
 MUNICIPAL BOND INSURANCE        5
INVESTMENT LIMITATIONS           8

 NORTH CAROLINA INVESTMENT RISKS11
THE BILTMORE MUNICIPAL FUNDS
MANAGEMENT                      13

 OFFICERS AND TRUSTEES          13
 FUND OWNERSHIP                 16
 TRUSTEES COMPENSATION          17
 TRUSTEE LIABILITY              18
INVESTMENT ADVISORY SERVICES    18

 ADVISER TO THE FUND            18
 ADVISORY FEES                  18
BROKERAGE TRANSACTIONS          19

OTHER SERVICES                  20

 FUND ADMINISTRATION            20



 CUSTODIAN                      20
 TRANSFER AGENT                 21
 LEGAL SERVICES                 21
 INDEPENDENT AUDITORS           21
PURCHASING SHARES              21

 DISTRIBUTION OF SHARES        21
 CONVERSION TO FEDERAL FUNDS   22
DETERMINING NET ASSET VALUE    22

 VALUING MUNICIPAL BONDS       22
REDEEMING SHARES               22

 REDEMPTION IN KIND            22
MASSACHUSETTS BUSINESS TRUST   23

TAX STATUS                     24

 THE FUND'S TAX STATUS         24
 SHAREHOLDERS' TAX STATUS      24
TOTAL RETURN                   25

YIELD                          25

TAX-EQUIVALENT YIELD           26

 TAX-EQUIVALENCY TABLE         13
PERFORMANCE COMPARISONS        28

FINANCIAL STATEMENTS           30

APPENDIX                   30



GENERAL INFORMATION ABOUT THE FUND

   The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Prior to June 3, 1993, the Trust was known as "The Passageway Funds." Capitalized terms not otherwise defined in this Statement have the same meaning assigned to them in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide for its shareholders current income which is exempt from federal regular income tax and the income taxes imposed by the State of North Carolina. The objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
If a high-rated security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).



  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.
     Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income.



        In determining the liquidity of municipal lease securities, the Fund's adviser, under the authority delegated by the Board of Trustees ("Trustees"), will base its determination on the following factors: owhether the lease can be terminated by the lessee;
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;
     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and
     oany credit enhancement or legal recourse provided upon an event of non-
      appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
PORTFOLIO TURNOVER
   Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the



Fund will result in its annual rate of portfolio turnover exceeding 100% under normal market conditions. The Fund's portfolio turnover rate for the period from December 26, 1994 (date of initial public investment) to November 30, 1995 was 19%.
MUNICIPAL BOND INSURANCE
Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax- exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the issuer of such when-issued municipal securities. In determining to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.
If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB" by S&P or "Baa" by Moody's) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.



Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated "Aaa" by Moody's or "AAA" by S&P:
     MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of June 1, 1995, S&P has rated the claims-paying ability of MBIA "AAA."
  AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340. As of June 1, 1995, S&P has rated the claims-paying ability of AMBAC "AAA."
  FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty is subject to regulation by the New York State Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its



     telephone number is 1-800-352-0001. As of June 1, 1995, S&P has rated the claims-paying ability of Financial Guaranty "AAA."
INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.
     The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations and its Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. The Fund will not generally invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of its assets in certain broader segments of the municipal securities market, as described in the prospectus. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreement collateralized by such U.S. government securities. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for restricted securities determined to be liquid under criteria established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN OPTIONS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  INVESTING IN MINERALS
     The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs, or leases.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuers if the Officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items."
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets in the coming fiscal year.
In order to comply with certain state restrictions, the Fund will not invest in real estate limited partnerships or oil, gas, or other mineral leases.
NORTH CAROLINA INVESTMENT RISKS
   The State of North Carolina's credit strength is derived from a diversified economy, relatively low unemployment rates, strong financial management, and a low debt burden. In recent years, the State's economy has become less dependent on agriculture (primarily tobacco) and manufacturing (textiles and furniture) and has experienced increased activity in financial services, research, high technology manufacturing, and tourism. North Carolina did not escape the effects of the economic slowdown; however, the State is now experiencing an increase in economic development. North Carolina ranks among the top ten states in terms of economic growth, as measured by job and personal income growth. Long-term personal income trends indicate gains; however, wealth levels still continue to lag the national average. State unemployment rates consistently fall below the national average. For November 1995, North Carolina reported an unemployment rate of 4.2% versus the national average of 5.6%.
North Carolina is a very conservative debt issuer and has maintained debt levels that are low due to constitutional debt limitations. Conservative policies also dominate the State's financial operations. The State's administration continually demonstrates its ability and willingness to adjust financial planning and budgeting to preserve financial balance. The State's finances, which enjoyed surpluses and adequate reserves throughout the 1980's, began reflecting the economic downturn in fiscal 1990. To close the shortfalls that emerged because of weakening revenues, the State increased its sales and corporate tax rates and implemented expenditure reductions and restrictions. Management's actions resulted in a budget surplus for fiscal 1992, 1993 and in 1994. Available unreserved balances and budget stabilization reserves are projected to $359 million for 1995. The financials of many North Carolina municipalities are also strong, and over 25% of all "Aaa" rated tax-exempt bonds issued by local municipalities throughout the country are issued by cities and towns located in the State.
The Fund's concentration in securities issued by the State and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the



State; and the underlying fiscal condition of the State, its counties, and its municipalities.
The Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the Fund. The sources of the information are the official statements of issuers located in North Carolina, other publicly available documents, and oral statements from various State agencies. The Fund's investment adviser has not independently verified any of the information contained in the official statement, other publicly available documents, or oral statements from various State agencies.
THE BILTMORE MUNICIPAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, birthdates, principal occupations during the past five years, and their present positions. Each of the Trustees and officers listed below holds an identical position with The Biltmore Funds, another investment company which is advised by Wachovia Bank of North Carolina, N.A. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company or Federated Administrative Services.


James A. Hanley
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931
Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).




Samuel E. Hudgins
3100 Cumberland Circle
Suite 1525
Atlanta, GA
March 4, 1929
Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until 1988).


J. Berkley Ingram, Jr.
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924
Trustee
Real estate investor and partner; formerly, Vice Chairman, Massachusetts Mutual Life Insurance Company.



D. Dean Kaylor
7301 Parkwood Drive
Fenton, MI
June 29, 1930
Trustee
Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).


Charles S. Way, Jr.
200 Meeting Street
Suite 401
Charleston, S.C.
December 18, 1937

Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
October 26, 1938

President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated



Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Ronald M. Petnuch
Federated Investors Tower
Pittsburgh, PA
February 27, 1960

Vice President and Assistant Treasurer
Senior Vice President, Federated Services Company; Director of Proprietary Client Services and member of the Office of the President, Federated Administrative Services; formerly Associate Corporate Counsel, Federated Investors; Vice President and Assistant Treasurer for certain investment companies for which Federated Securities Corp. is the principal distributor.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959

Secretary
Senior Corporate Counsel, Federated Investors.


FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.



As of January 10, 1996, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Wachovia Securities Inc., for the benefit of 1007900119, Winston-Salem, North Carolina, owned approximately 101,200 shares (5.54%).
TRUSTEES COMPENSATION


NAME AND              AGGREGATE           TOTAL COMPENSATION
POSITION WITH THE     COMPENSATION FROM   PAID FROM THE
TRUST                 THE TRUST*#         FUND COMPLEX+


James A. Hanley,         $868               $22,725 for the Trust and
Trustee                                     one other investment company
                                            in the Fund Complex
Samuel E. Hudgins,       $913               $23,850 for the Trust and
Trustee                                     one other investment company
                                            in the Fund Complex
J. Berkley Ingram, Jr.,  $767               $20,250 for the Trust and
Trustee                                     one other investment company
                                             in the Fund Complex
D. Dean Kaylor,          $767               $20,250 for the Trust and
Trustee                                     one other investment company
                                             in the Fund Complex
Charles S. Way, Jr.,     $0                  $0 for the Trust and
Trustee                                      one other investment company
                                             in the Fund Complex



* Information is furnished for the fiscal year ended November 30, 1995
# The aggregate compensation is provided for the Trust, which is comprised of three portfolios.
+ The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Biltmore Municipal Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
 INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
   The Fund's investment adviser is Wachovia Bank of North Carolina, N.A. (the "Adviser"). The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the period from December 26, 1994 (date of initial public investment) to November 30, 1995, the adviser earned $77,710, of which $63,053, was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will waive its fee or reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the period from December 26, 1994 (date of initial public investment) to November 30, 1995, no brokerage commissions were paid by the Fund.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from December 26, 1994 (date of initial public investment) to November 30, 1995, the Fund incurred costs for administrative services of $50,000, of which, $40,270 was voluntarily waived.
CUSTODIAN
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina is custodian (the "Custodian") for the securities and cash of the Fund. Under the Custodian Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian



Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Fund and payable monthly.
TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, serves as transfer agent and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders.
Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.
LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C., serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange, the Wachovia Banks and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund.



CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. The Wachovia Banks act as the shareholders' agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
   Although the Trust intends to redeem shares in cash, it reserves the right, under certain circumstances, to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.



Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
Redemption in kind is not as liquid as cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. MASSACHUSETTS BUSINESS TRUST

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by its Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund. TAX STATUS

THE FUND'S TAX STATUS
The Fund expects to pay no federal income tax because it intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:
     othe availability of higher relative yields;
     odifferentials in market values;
     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or



     oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.
TOTAL RETURN

   The Fund's cumulative total return for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, was 9.26%.
Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. The Fund's total return is representative of only eleven months investment activity since the Fund's effective date.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The Fund's yield for the thirty-day period ended November 30, 1995, was 4.07%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended November 30, 1995 was 6.64%, assuming a 31% tax bracket.
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.


                         TAXABLE YIELD EQUIVALENT FOR 1996
                                  STATE OF NORTH CAROLINA



    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED
    FEDERAL
    AND STATE 22.00%  35.00%     38.75%      43.75%     47.35%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     3.50%     4.49%    5.38%     5.71%      6.22%       6.65%
     4.00%     5.13%    6.15%     6.53%      7.11%       7.60%
     4.50%     5.77%    6.92%     7.35%      8.00%       8.55%
     5.00%     6.41%    7.69%     8.16%      8.89%       9.50%
     5.50%     7.05%    8.46%     9.98%      9.78%      10.45%
     6.00%     7.69%    9.23%     9.80%     10.67%      11.40%
     6.50%     8.33%   10.00%    10.61%     11.56%      12.35%
     7.00%     8.97%   10.77%    11.43%     12.44%      13.30%
     7.50%     9.62%   11.54%    12.24%     13.33%      14.25%
     8.00%    10.26%   12.31%    13.06%     14.22%      15.19%




    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
o portfolio quality;
o average portfolio maturity;
o type of instruments in which the portfolio is invested;
o changes in interest rates and market value of portfolio securities;
o changes in the Fund's expenses; and
o various other factors.
   The Fund's performance fluctuates on a daily basis largely because net earnings and offering price (i.e., net asset value plus any sales charge) per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
From time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain financial publications and/or compare its performance to certain indices. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the general municipal bond funds category in advertising and sales literature.
   O MORNINGSTAR INC., an independent rating service is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
   O LEHMAN BROTHERS STATE GENERAL OBLIGATIONS INDEX is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of a sales charge.



   FINANCIAL STATEMENTS

The financial statements for Biltmore North Carolina Municipal Bond Fund for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, are incorporated herein by reference to the Annual Report to Shareholders of Biltmore North Carolina Municipal Bond Fund dated November 30, 1995 (File Nos. 33-37525 and 811-6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.


   APPENDIX

STANDARD & POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions. C--The rating "C" is reversed for income bonds on which no interest is being paid.
D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.
PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest. SP-3--Speculative capacity to pay principal and interest.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B--Issues rated "B" are regarded as having only speculative capacity for timely payment.



C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATING DEFINITIONS
AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.
A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS
PRIME -1--Issuers rated PRIME -1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME -1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries;
   o High rates of return on funds employed;
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and



   o Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME -2--Issuers rated PRIME -2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME -3--Issuers rated PRIME -3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained. NOT PRIME --Issuers rated NOT PRIME do not fall within any of the Prime rating categories.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS
PRIME -1--Issuers rated PRIME -1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME -1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries;
   o High rates of return on funds employed;
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
   o Well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME -3--Issuers rated PRIME -3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.
NOT PRIME --Issuers rated NOT PRIME do not fall within any of the Prime rating categories.
MOODY'S INVESTORS SERVICE, INC. SHORT TERM LOAN RATING DEFINITIONS
MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


Cusip 090313305
 G00648-04(1/96)



Prospectus

January 31, 1996

The shares of Biltmore Georgia Municipal Bond Fund (the "Fund") offered by this prospectus represent interests in a non-diversified portfolio of securities which is an investment portfolio of The Biltmore Municipal Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The Fund invests primarily in a portfolio of municipal securities which are exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia ("Georgia Municipal Securities"). These securities include those issued by or on behalf of the State of Georgia and Georgia political subdivisions and municipalities, as well as those issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the Georgia personal income taxes.

The shares offered by this prospectus are not deposits or obligations of Wachovia Bank of Georgia, N.A. or its affiliates, are not endorsed or guaranteed by Wachovia Bank of Georgia, N.A. or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risks, including the possible loss of principal.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.



Biltmore Georgia
Municipal Bond Fund
(A Portfolio of The Biltmore Municipal Funds)

The Fund has also filed a Statement of Additional Information dated January 31, 1996 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by calling 1-800-994-4414 or writing The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina 29226.

These securities have not been approved or disapproved by the securities and exchange commission or any state securities commission nor has the securities and exchange commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

---------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
---------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           2
---------------------------------------------------



GENERAL INFORMATION                                                            3
---------------------------------------------------
INVESTMENT INFORMATION                                                         3

Investment Objective                                                           3
Investment Policies                                                            3
  Acceptable Investments                                                       3
     Characteristics                                                           4
     Participation Interests                                                   4
     Variable Rate Municipal Securities                                        4
     Municipal Leases                                                          4
     Investing in Securities of
       Other Investment Companies                                              4
  Restricted and Illiquid Securities                                           4
  When-Issued and Delayed Delivery
     Transactions                                                              5
  Lending of Portfolio Securities                                              5
  Temporary Investments                                                        5
Georgia Municipal Securities                                                   5
Municipal Bond Insurance                                                       6
Investment Risks                                                               7
Non-Diversification                                                            7

Investment Limitation                                                          7

---------------------------------------------------
THE BILTMORE MUNICIPAL FUNDS INFORMATION                                       8
Management of The Biltmore



  Municipal Funds                                                              8
     Board of Trustees                                                         8
     Investment Adviser                                                        8
     Advisory Fees                                                             8
     Adviser's Background                                                      8
Distribution of Fund Shares                                                    9
Shareholder Servicing Arrangements                                             9
Administration of the Fund                                                     9
  Administrative Services                                                      9
---------------------------------------------------
NET ASSET VALUE                                                                9
---------------------------------------------------
INVESTING IN THE FUND                                                          9


Share Purchases                                                                9

  Through the Trust Divisions of the
     Wachovia Banks                                                            9

  Through Wachovia Investments, Inc.                                          10

     By Mail                                                                  10
  Through Authorized Broker/Dealers                                           10
Minimum Investment Required                                                   10
What Shares Cost                                                              10
  Purchases at Net Asset Value                                                11
Sales Charge Reallowance                                                      11



Reducing the Sales Charge                                                     11
  Quantity Discounts and Accumulated
     Purchases                                                                11
  Letter of Intent                                                            11
  Concurrent Purchases                                                        11
  Reinvestment Privilege                                                      12
  Systematic Investment Program                                               12
Certificates and Confirmations                                                12
Dividends                                                                     12
Capital Gains                                                                 12
Exchange Privilege                                                            12
  Exchange by Telephone                                                       13
---------------------------------------------------
REDEEMING SHARES                                                              13
  By Telephone                                                                13
  By Mail                                                                     14
Systematic Withdrawal Program                                                 14
Accounts with Low Balances                                                    15
---------------------------------------------------
SHAREHOLDER INFORMATION                                                       15
Voting Rights                                                                 15
---------------------------------------------------
EFFECT OF BANKING LAWS                                                        15
---------------------------------------------------
TAX INFORMATION                                                               16
Federal Income Tax                                                            16
Georgia Taxes                                                                 16
Other State and Local Taxes                                                   17



---------------------------------------------------
PERFORMANCE INFORMATION                                                       17
---------------------------------------------------
ADDRESSES                                                             BACK COVER

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES



                        SHAREHOLDER TRANSACTION EXPENSES




Maximum Sales Load Imposed on Purchases (as a percentage of offering price)                             4.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)                   None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
proceeds, as applicable)                                                                                 None
Redemption Fees (as a percentage of amount redeemed, if applicable)                                      None
Exchange Fee                                                                                             None






                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)




Management Fee (after waiver) (1)                                                                       0.13%
12b-1 Fees                                                                                               None
Other Expenses (after waivers) (2)                                                                      0.79%
     Shareholder Servicing Agent Fee (3)                                                     0.00%
          Total Fund Operating Expenses (after waivers) (4)                                             0.92%






(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.



(2) Other expenses would have been 2.05% absent the voluntary waivers by the administrator and portfolio accountant. The administrator and portfolio accountant can terminate these voluntary waivers at any time at its sole discretion.



(3) As of the date of this prospectus, the Fund is not paying or accruing shareholder servicing agent fees. The Fund will not pay or accrue shareholder servicing agent fees until a separate class of shares has been created for certain trust and institutional investors. At that time, the Fund will be able to pay up to 0.25 of 1% of the Fund's average daily net assets for shareholder servicing agent fees. See "The Biltmore Municipal Funds Information."



(4) Total Fund Operating Expenses would have been 2.80% absent the voluntary waivers described above in Notes l and 2.






The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "The Biltmore Funds Information" and "Investing in the Fund."




Example                                                     1 Year     3 Years    5 Years   10 Years
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2) redemption
at the end of each time period; and (3) payment of the
maximum sales load. As noted in the table above, the Fund
charges no redemption fees.                                   $54        $73        $94       $153






THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                      BILTMORE GEORGIA MUNICIPAL BOND FUND
                              FINANCIAL HIGHLIGHTS



                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated January 15, 1995, on the Fund's financial statements for the year ended November 30, 1995, and the following table for the period presented is included in the Annual Report to shareholders dated November 30, 1995, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.




                                                                Period Ended November 30,      1995(a)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                          $   10.00
Income from investment operations
  Net investment income                                                                            0.41
  Net realized and unrealized gain (loss) on investments                                           0.96
                                                                                                -------
Total from investment operations                                                                   1.37
                                                                                                -------
Less distributions
  Distributions from net investment income                                                        (0.41)
                                                                                                -------
NET ASSET VALUE, END OF PERIOD                                                                $   10.96
                                                                                                -------
Total Return (b)                                                                                  13.93%
Ratios to Average Net Assets
  Expenses                                                                                         0.92%*
  Net investment income                                                                            4.30%*
  Expense waiver/reimbursement (c)                                                                 1.88%*
Supplemental Data
  Net assets, end of period (000 omitted)                                                       $10,220
  Portfolio turnover                                                                                 14   %





 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 26, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1995, which can be obtained free of charge.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              GENERAL INFORMATION


The Biltmore Municipal Funds was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. The Declaration of Trust permits The Biltmore Municipal Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. This prospectus relates only to The Biltmore Municipal Funds' Georgia municipal securities portfolio, known as Biltmore Georgia Municipal Bond Fund. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has not established classes of shares of the Fund. The Fund is designed primarily for customers of Wachovia Bank of Georgia, N.A. and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, non-diversified portfolio investing primarily in municipal bonds. The Wachovia Bank of Georgia, N.A. is the investment adviser to the Fund. A minimum initial investment of $500 is required. Subsequent investments must be in amounts of at least $100. The Fund is not likely to be a suitable investment for non-Georgia taxpayers or for retirement plans since it intends to invest primarily in Georgia Municipal Securities.


Fund shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value.


The other portfolios in the Trust are Biltmore North Carolina Municipal Bond Fund and Biltmore South Carolina Municipal Bond Fund (collectively, hereinafter referred to as the "Funds").


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Interest income of the Fund that is exempt from the income taxes described above retains its tax-exempt status when distributed to the Fund's shareholders. However, income distributed by the Fund may not necessarily be exempt from state or municipal taxes in states other than Georgia. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective cannot be changed without approval of shareholders. Unless indicated otherwise, the investment policies may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

INVESTMENT POLICIES

The Fund attempts to achieve its investment objective by investing in a professionally-managed portfolio consisting primarily of municipal securities exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. As a matter of fundamental investment policy which may not be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its total assets are invested in obligations, the interest income from which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. While not a fundamental investment policy, the Fund's adviser may consider the potential for capital appreciation in its selection of portfolio investments.


ACCEPTABLE INVESTMENTS. The Fund invests primarily in Georgia Municipal



Securities, which are:

 obligations, including industrial development bonds, issued on behalf of the State of Georgia, its political subdivisions or agencies;
 obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and participation interests, as described below, in any of the above obligations, the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the Fund's adviser, exempt from both federal regular income tax and the personal income taxes imposed by the State of Georgia. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

While the Fund intends to invest primarily in securities issued by or on behalf of the State of Georgia and its political subdivisions, it will invest in other securities issued by states, territories, and possessions of the United States which are exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The Fund will invest in such securities in instances where, in the judgment of the Fund's adviser, the supply and yield of such securities would be beneficial to the Fund's performance.


Characteristics. The Georgia Municipal Securities which the Fund buys are rated



"A" or above by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (a description of the rating categories is contained in the Appendix to the Statement of Additional Information). In addition, the Georgia Municipal Securities are subject to one or more of the following quality standards:



 insured by a municipal bond insurance company which is rated "AAA" by S&P or "Aaa" by Moody's; or

 secured by an irrevocable escrow of direct obligations of the U.S. government; or unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's adviser.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.


If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so. If ratings made by Moody's or S&P change because of changes in those organizations or in their ratings systems, the Fund will attempt to identify other rating organizations and systems with comparable standards, in accordance with the investment policies of the Fund.




Participation Interests. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. These participation interests would give the Fund undivided interests in Georgia Municipal Securities. The financial institutions from which the Fund purchases participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will establish guidelines pursuant to which the Fund's adviser determines that participation interests meet the prescribed quality standards for the Fund.

Variable Rate Municipal Securities. Some of the Georgia Municipal Securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily based on a published interest rate, interest rate index or a similar standard, such as the 91-day U.S. Treasury bill rate. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's adviser monitors the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of the rating agencies and other analytical services pursuant to guidelines established by the Trustees.

Municipal Leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, or a conditional sales contract.

Investing in Securities of Other Investment Companies. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. While it is the Fund's adviser's policy to waive its investment advisory fee on assets invested in securities of open-end investment companies, it should be noted that investment companies incur certain expenses, such as custodian and transfer agent fees, and therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund would, however, continue to pay its own investment advisory fees and other expenses with respect to its investments in shares of closed-end companies.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. To the extent these securities are not determined to be liquid, the Fund will limit its purchase of these securities, together with other securities considered to be illiquid, to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase Georgia Municipal Securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Fund's adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. It is not anticipated that the Fund will engage in securities lending if such lending generates taxable income.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.



TEMPORARY INVESTMENTS. From time to time on a temporary basis, or when the Fund's adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments. However, the Fund's adviser will limit temporary investments to those it considers to be of comparable quality to the Fund's acceptable investments.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax. However, it is anticipated that certain temporary investments will generate income which is subject to Georgia state income tax.

GEORGIA MUNICIPAL SECURITIES

Georgia Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Georgia Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.

Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds; the industry which is the beneficiary of such bonds is generally the only source of payment for the bonds.

The Fund will not generally invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may, for this purpose, be deemed to be related to the industry in which such nongovernmental users engage, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if the Fund's adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

MUNICIPAL BOND INSURANCE
The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").


The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The Fund's adviser anticipates that between 10% and 50% of the Fund's net assets will be invested in municipal securities which are insured.





Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated "AAA" by S&P or "Aaa" by Moody's. Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated



"AAA" by S&P or "Aaa" by Moody's.

INVESTMENT RISKS

Yields on Georgia Municipal Securities depend on a variety of factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State of Georgia or its municipalities could impact the Fund's portfolio. The Fund's concentration in securities issued by the State of Georgia and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. Georgia's dependence on agriculture, manufacturing, tourism, and service industries leaves it vulnerable to both the business cycle and long term national economic trends. (Please refer to the Fund's Statement of Additional Information for an expanded discussion of Georgia investment risks.) The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Georgia Municipal Securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due. Investing in Georgia Municipal Securities which meet the Fund's quality standards may not be possible if the State of Georgia or its municipalities do not maintain their current credit ratings. In addition, the issuance, tax exemption and liquidity of Georgia Municipal Securities may be adversely affected by judicial, legislative or executive action, including, but not limited to, rulings of state and federal courts, amendments to the state and federal constitutions, changes in statutory law, and changes in administrative regulations, as well as voter initiatives.



NON-DIVERSIFICATION

The Fund is a non-diversified investment company. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified investment company because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund may purchase an issue of municipal securities in its entirety.

The Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that, at the end of each quarter of each taxable year, with regard to at least 50% of the Fund's total assets, no more than 5% of its total assets are invested in the securities of a single issuer and that with respect to the remainder of the Fund's total assets, no more than 25% of its total assets are invested in the securities of a single issuer.

INVESTMENT LIMITATION

The Fund will not:

 borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.



The above investment limitation cannot be changed without shareholder approval.

--------------------------------------------------------------------------------
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                    THE BILTMORE MUNICIPAL FUNDS INFORMATION

MANAGEMENT OF THE BILTMORE MUNICIPAL FUNDS


BOARD OF TRUSTEES. The Biltmore Municipal Funds are managed by a Board of Trustees. The Trustees are responsible for managing the business affairs of The Biltmore Municipal Funds and for exercising all of the powers of The Biltmore Municipal Funds except those reserved for the shareholders.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with The Biltmore Municipal Funds, investment decisions for the Fund are made by Wachovia Bank of Georgia, N.A., the Fund's adviser (the "Bank" or the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract allows the voluntary waiver of the investment advisory fee or the reimbursement of expenses by the Adviser from time to time. The Adviser can terminate any voluntary waiver of its fee or reimbursement of expenses at any time in its sole discretion.

Investment decisions for the Fund will be made independently from those of any fiduciary or other accounts that may be managed by the Bank or its affiliates. If, however, such accounts, the Fund, or the Bank for its own account are simultaneously engaged in transactions involving the same securities, the transactions may be combined and allocated to each account. This system may adversely affect the price the Fund pays or receives, or the size of the position it obtains. The Adviser may engage, for its own account or for other accounts managed by the Bank, in other transactions involving Georgia Municipal Securities which may have adverse effects on the market for securities in the Fund's portfolio.

ADVISER'S BACKGROUND. Wachovia Bank of Georgia, N.A. is a direct, wholly-owned subsidiary of Wachovia Corporation, a registered bank holding company headquartered in Winston-Salem, North Carolina and Atlanta, Georgia. Through offices in eight states, Wachovia Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

Wachovia Bank of Georgia, N.A., a national banking association, offers financial services that include, but are not limited to, commercial and consumer loans, corporate, institutional, and personal trust services, demand and time deposit accounts, letters of credit and international financial services.





The Adviser employs an experienced staff of professional investment analysts, portfolio managers and traders. The Adviser uses fundamental analysis and other investment management disciplines to identify investment opportunities. The Adviser, Wachovia Bank of North Carolina, N.A., and Wachovia Bank of South Carolina, N.A. (collectively the "Wachovia Banks") have been managing trust assets for over 100 years, with over $19 billion in managed assets as of September 30, 1995. Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., has served as investment adviser to another investment company, The Biltmore Funds, since March 9, 1992. The Adviser's affiliates, Wachovia Bank of North Carolina, N.A. and Wachovia Bank of South Carolina, N.A., have served as investment advisers to the Trust's North Carolina Municipal Bond and South Carolina Municipal Bond Funds, respectively, since their inception. As part of its regular banking operations, the Adviser may make loans to public companies and municipalities. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.



Michael Peters is Vice President of Wachovia Bank of Georgia, N.A. and an officer of both Wachovia Bank of North Carolina, N.A. and Wachovia Bank of South Carolina, N.A. He has served as portfolio manager of the Fund since the Fund's inception in December of 1994. Mr. Peters was employed with NationsBank from 1990 to 1993, and from 1986 to 1990 was employed with First Bank of Whiting. Mr. Peters received his M.B.A. from Indiana University and is a member of the Institute of Chartered Financial Analysts.





DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the distributor (the "Distributor") for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS
Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is the Fund's shareholder servicing agent (the "Shareholder Servicing Agent"). The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of shares. This fee will be computed at an annual rate equal to 0.25 of 1% of the Fund's average daily net assets for which the Shareholder Servicing Agent provides services; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with the administrative personnel and services necessary to operate the Fund. Such services include the preparation of filings with the Securities and Exchange Commission and other regulatory authorities, assistance with respect to meetings of the Trustees, shareholder servicing and accounting services, and other administrative services. Federated Administrative Services provides these at an annual rate, computed and payable daily, as specified below:



                                    Average Aggregate Daily
      Maximum                       Net Assets of the Trust
 Administrative Fee                and of The Biltmore Funds

      .15 of 1%                    on the first $250 million
     .125 of 1%                     on the next $250 million
      .10 of 1%                     on the next $250 million
     .075 of 1%               on assets in excess of $750 million





The administrative fee received during any fiscal year shall aggregate at least $50,000 for each portfolio of the Trust. Federated Administrative Services may choose voluntarily to waive or reimburse a portion of its fee at any time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                NET ASSET VALUE

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTING IN THE FUND

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. Shares of the Fund may be purchased through the Trust Divisions of the Wachovia Banks, Wachovia Investments, Inc. or authorized broker/dealers which have a sales agreement with the Distributor. All purchase orders must be transmitted to the Fund by 5:00 p.m. (Eastern time). Texas residents must purchase shares through an authorized registered broker/dealer or through Federated Securities Corp. at 1-800-618-8573. In connection with the sale of Fund shares, the Distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund and the Distributor reserve the right to reject any purchase request.


THROUGH THE TRUST DIVISIONS OF THE WACHOVIA BANKS. Trust customers of the Wachovia Banks may place an order to purchase shares of the Fund by telephoning, sending written instructions, or placing the order in person with their account officer in accordance with the procedures established by the Wachovia Banks and as set forth in the relevant account agreement.

Payment may be made to the Wachovia Banks by check, by wire of federal funds, or by debiting a customer's account with the Wachovia Banks. Purchase orders must normally be received by the Wachovia Banks by 3:00 p.m. (Eastern time), in order for shares to be purchased at that day's price. It is the responsibility of the Wachovia Banks to transmit orders promptly to the Fund. Shares of the Fund cannot be purchased by wire on any day on which the Wachovia Banks, the New York Stock Exchange and the Federal Reserve Wire System are not open for business.


THROUGH WACHOVIA INVESTMENTS, INC. Customers of Wachovia Investments, Inc. or Wachovia Brokerage Service may place an order to purchase shares by telephoning The Biltmore Service Center at 1-800-994-4414, sending written instructions, or placing an order in person. Payment may be made by check or by debiting a customer's account at Wachovia Investments, Inc. Purchase orders must normally be received by Wachovia Investments, Inc. before 3:30 p.m. (Eastern time). Wachovia Investments, Inc., a wholly-owned subsidiary of Wachovia Corporation, is a registered broker/dealer and a member of the National Association of Securities Dealers, Inc. Wachovia Brokerage Service is a business unit of Wachovia Investments, Inc.


By Mail. To purchase shares of the Fund through Wachovia Investments, Inc. by mail, send a check made payable to Georgia Municipal Bond Fund to The Biltmore Service Center, 101 Greystone Boulevard, SC-9215, Columbia, South Carolina, 29226. Orders by mail are considered received after payment by check is converted by Wachovia Investments, Inc. into federal funds. This is normally the next business day after Wachovia Investments, Inc. receives the check.


THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of the Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request. Purchase requests through registered broker/dealers must normally be received by the broker/dealer and transmitted to the Fund before 3:30 p.m. (Eastern time) in order for shares to be purchased at that day's public offering price.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund by an investor is $500. Subsequent investments must be in amounts of at least $100. These minimums may be waived for purchases by the Trust Divisions of the Wachovia Banks for their fiduciary or custodial accounts. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:



                                              Sales Charge as a              Sales Charge as a
                                                Percentage of                Percentage of Net
Amount of Transaction                       Public Offering Price             Amount Invested

Less than $100,000                                  4.50%                          4.71%
$100,000 but less than $250,000                     3.75%                          3.90%
$250,000 but less than $500,000                     2.50%                          2.56%
$500,000 but less than $750,000                     2.00%                          2.04%
$750,000 but less than $1 million                   1.00%                          1.01%
$1 million or more                                  0.25%                          0.25%






The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas
Day.

PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales charge, by investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, and by the Wachovia Banks for funds which are held in a fiduciary, agency, custodial, or similar capacity. Trustees, officers, directors and emeritus directors, advisory board members, employees and retired employees of the Fund, the Wachovia Banks, the spouses and children under the age of 21 of such persons, and any trusts, pension profit-sharing plans and individual retirement accounts operated for such persons, may purchase shares of the Fund at net asset value. In addition, trustees, officers, directors and employees of the Distributor and its affiliates, and any bank or investment dealer who has a sales agreement with the Distributor relating to the Fund, may also purchase shares at their net asset value.

SALES CHARGE REALLOWANCE



For shares sold with a sales charge, the Wachovia Banks or an affiliated broker or a dealer will receive up to 100% of the applicable sales charge for purchases of Fund shares made directly through the Wachovia Banks or such broker or dealer.

The sales charge for shares sold other than through the Wachovia Banks or registered broker/dealers will be retained by the Distributor. However, the Distributor, at its sole discretion, may uniformly offer to pay cash, or promotional incentives in the form of trips to sales seminars luxury resorts, tickets or other items, to all dealers selling shares of the Fund. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold by the dealers.

REDUCING THE SALES CHARGE
The sales charge can be reduced on the purchase of Fund shares through:

 quantity discounts and accumulated purchases;
 signing a 13-month letter of intent; or
 using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table in this prospectus under the section entitled "What Shares Cost," larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc., or the Distributor must be notified by the shareholder or by his financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.



The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.




This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of shares in portfolios in The Biltmore Funds and in The Biltmore Municipal Funds (such as the Fund), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $70,000 in one of the portfolios of The Biltmore Funds with a sales charge, and $30,000 in a portfolio of The Biltmore Municipal Funds with a sales charge, the sales charge would be reduced.


To receive this sales charge reduction, the Wachovia Banks, Wachovia Investments, Inc. or the Distributor must be notified by the agent placing the order at the time the concurrent purchases are made. The sales charge will be reduced after the purchase is confirmed.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 90 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Wachovia Banks, Wachovia Investments, Inc., or the Distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM. Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at the Wachovia Banks, and invested in Fund shares at the net asset value next determined after an order is received by the Fund, plus the applicable sales charge. A shareholder may apply for participation in this program through the Wachovia Banks, Wachovia Investments, Inc. or through the Distributor.

CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to the Fund.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

DIVIDENDS
Dividends are declared daily and are paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Custodian. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted into federal funds. Unless cash payments are requested by contacting the Fund, dividends are automatically reinvested on payment dates in additional shares of the Fund at the payment date's net asset value without a sales charge.

CAPITAL GAINS
Distributions of any net realized long-term capital gains realized by the Fund, if any, will be made at least annually.

EXCHANGE PRIVILEGE

Shareholders of the Fund may exchange all or some of their Fund shares for: shares in other portfolios of the Trust, shares in portfolios of The Biltmore Funds or shares of the International Equity Fund. The Biltmore Funds are advised by Wachovia Asset Management, a business unit of Wachovia Bank of North Carolina, N.A., and distributed by Federated Securities Corp. The Trust consists of the Fund, Biltmore North Carolina Municipal Bond Fund and Biltmore South Carolina Municipal Bond Fund. The Biltmore South Carolina Municipal Bond Fund is advised by Wachovia Bank of South Carolina, N.A., a national banking association headquartered in Columbia, South Carolina. It is the primary subsidiary of South Carolina National Corporation, a bank holding company with a commercial bank subsidiary and a federal savings bank subsidiary in South Carolina. The Biltmore North Carolina Municipal Bond Fund is advised by Wachovia Bank of North Carolina, N.A. The Biltmore North Carolina and Biltmore South Carolina Municipal Bond Funds are distributed by Federated Securities Corp. The International Equity Fund is advised by Federated Global Research Corp. and distributed by Federated Securities Corp. The Biltmore Funds consist of the following portfolios: Biltmore Balanced Fund, Biltmore Emerging Markets Fund, Biltmore



Equity Fund, Biltmore Equity Index Fund, Biltmore Fixed Income Fund, Biltmore Money Market Fund (Institutional Shares and Investment Shares), Biltmore Prime Cash Management Fund (Institutional Shares only), Biltmore Quantitative Equity Fund, Biltmore Short-Term Fixed Income Fund, Biltmore Special Values Fund, Biltmore Tax-Free Money Market Fund (Institutional Shares and Investment Shares), and Biltmore U.S. Treasury Money Market Fund (Institutional Shares and Investment Shares). (The


International Equity Fund, the portfolios of the Trust, and The Biltmore Funds are referred to in this section as the "Portfolios.")

Shareholders of the Fund have easy access to the Portfolios through a telephone exchange program. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Prior to any exchange, the shareholder should review a copy of the current prospectus of the Portfolio into which an exchange is to be effected. Shareholders contemplating exchanges between the Fund and the Trust's other portfolios should consult their tax advisers, since the tax advantages of each Fund may vary.

Shares of the Portfolios may be exchanged for shares of the Fund at net asset value without a sales charge (if previously paid). Shares of Portfolios with a sales charge may be exchanged at net asset value for shares of other Portfolios with an equal sales charge or no sales charge. Shares of Portfolios with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Portfolios at net asset value.

Shareholders using this privilege must exchange shares having a net asset value at least equal to the minimum investment of the Portfolio into which they are exchanging. An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Shareholders who desire to automatically exchange shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. A shareholder may obtain further information on these exchange privileges by calling the Fund, Wachovia Investments, Inc. or, in the case of customers of the Wachovia Banks, the shareholder's account officer.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

EXCHANGE BY TELEPHONE. Instructions for exchanges between the Portfolios and the Fund may be given by telephone to Wachovia Investments, Inc., and in the case of customers of the Wachovia Banks, the customer's account officer. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 4:00 p.m. (Eastern time)



for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders may have difficulty in making exchanges by telephone through banks, brokers, and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his bank, broker, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

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                                REDEEMING SHARES

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through the Wachovia Banks, Wachovia Investments, Inc., or directly to the Fund.

BY TELEPHONE. A shareholder may redeem shares of the Fund by calling the Wachovia Banks (call toll-free 1-800-994-4414) to request the redemption. Telephone redemption instructions may be recorded. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the Wachovia Banks. Redemption requests made through the Wachovia Banks must be received by the Wachovia Banks before 3:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. The Wachovia Banks are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge

customary fees and commissions for this service. If reasonable procedures are not followed by the Fund, it may be liable for unauthorized or fraudulent telephone instructions.

A shareholder who is a customer of Wachovia Investments, Inc. may redeem shares of the Fund by phone by calling The Biltmore Service Center at 1-800-994-4414. A shareholder who is a customer of the Wachovia Banks and whose account agreement with the Wachovia Banks permits telephone redemption may redeem shares of the Fund by telephoning his account officer. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request.

Redemption requests must be received by 4:00 p.m. (Eastern time) in order for shares to be redeemed at that day's net asset value. In no event will proceeds be credited more than seven days after a proper request for redemption has been received. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

BY MAIL. A shareholder may redeem Fund shares by sending a written request to the Wachovia Banks. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to the Fund. Shareholders should call the Wachovia Banks for assistance in redeeming by mail.

A shareholder who is a customer of Wachovia Investments, Inc. may redeem shares by sending a written request to Wachovia Investments, Inc. The written request should include the shareholder's name and address, the Fund name, the brokerage account number, and the share or dollar amount requested.


Shareholders should call Wachovia Investments, Inc. for assistance in redeeming by mail. Normally, a check for the proceeds is mailed within three business days, but in no event more than seven days, after receipt of a proper written redemption request.



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


 a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
 a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges;
 a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.



The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Shareholders may redeem by periodic withdrawal payments in a minimum amount of $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. For shares sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.




ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below $500 because of changes in the Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

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                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in The Biltmore Municipal Funds have equal voting rights except that only shares of the Fund are entitled to vote on matters affecting only the Fund.

As a Massachusetts business trust, The Biltmore Municipal Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.



Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of The Biltmore Municipal Funds.

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                             EFFECT OF BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing most securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. The Wachovia Banks are subject to such banking laws and regulations.


The Wachovia Banks believe that they may perform the services for the Fund contemplated by the advisory agreement and the custodian agreement with The Biltmore Municipal Funds without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Wachovia Banks from continuing to perform all or a part of the above services for their customers and/or the Fund. If the Wachovia Banks were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by the Wachovia Banks. It is not expected that existing shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to the Wachovia Banks is found) as a result of any of these occurrences.



The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter of distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above, or should Congress relax current restrictions on depository institution, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.



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                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund expects to pay no federal regular income tax because it intends to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by The Biltmore Municipal Funds portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest income earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and increased or reduced by certain alternative minimum tax adjustments.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may become subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of the taxpayer's "adjusted current earnings" over the taxpayer's preadjustment alternative minimum taxable income as an alternative minimum tax adjustment. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits". Since "earnings and profits" generally includes the full amount of any Fund dividend, and preadjustment alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, 75% of the difference will be included in the calculation of the corporation's alternative minimum tax.

Shareholders should consult with their tax advisers to determine whether they are subject to the alternative minimum tax or the corporate alternative minimum tax and, if so, the tax treatment of dividends paid by the Fund.




Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income. Distributions representing net long-term capital gains realized by the Fund, if any, will be taxable as long-term capital gains regardless of the length of time shareholders have held their shares.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

GEORGIA TAXES


Under existing Georgia law, shareholders of the Fund will not be subject to Georgia income taxes on Fund dividends to the extent that such dividends represent "exempt-interest dividends" as defined in the Internal Revenue Code of 1986 which are directly attributable to (i) interest-bearing obligations issued by or on behalf of the State of Georgia or its political subdivisions; or (ii) interest on obligations of the United States or any other issuer whose obligations are exempt from state income taxes under federal law.

To the extent that distributions by the Fund are derived from capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will be subject to Georgia income taxes.

The Trust, as a Massachusetts business trust, is not expected to be required to pay the annual Georgia intangible property tax on the securities it holds. It is, however, the current practice of the Georgia Department of Revenue to subject trust interests similar to the shares to the intangibles tax at a rate equal to 10 cents per $1,000 of value, if the owners of such interests reside or have their principal business location in Georgia. The Department of Revenue is currently considering whether the taxable value of trust interests representing beneficial interests in tax-exempt securities may be reduced to take into account the exempt nature of such securities. Georgia law exempts the following securities from the intangibles tax: (1) obligations of the United States (including United States government agencies and corporations established by Acts of Congress); (ii) obligations of the State of Georgia (including its political subdivisions or public institutions); and (iii) industrial development revenue bonds issued pursuant to the laws of Georgia.


OTHER STATE AND LOCAL TAXES

Income from the Fund is not necessarily free from state income taxes in states other than Georgia or from personal property taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

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                            PERFORMANCE INFORMATION


From time to time, the Fund advertises its total return, yield, and tax-equivalent yield.

Total return represents the change, over a specific period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.





   Addresses
Biltmore Georgia Municipal Bond Fund    Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779
Distributor    Federated Securities Corp.
     Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779
Investment Adviser  Wachovia Bank of Georgia, N.A.
     191 Peachtree Street, N.E.
     Atlanta, Georgia 30303
Custodian Wachovia Bank of North Carolina, N.A.
     Wachovia Trust Operations
     301 North Main Street
     Winston-Salem, North Carolina 27150
Transfer Agent, Dividend Disbursing Agent,   Federated Services Company
and Portfolio Recordkeeper    Federated Investors Tower
     Pittsburgh, Pennsylvania 15222-3779
Counsel to The Biltmore Funds Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W.
     Washington, D.C. 20036-1800
Counsel to the Independent Trustees     Piper & Marbury L.L.P.
     1200 Nineteenth Street, N.W.
     Washington, D.C. 20036-2430
Independent Auditors     Ernst & Young LLP
     One Oxford Centre
     Pittsburgh, Pennsylvania 15219
The Biltmore Service Center   101 Greystone Boulevard
     SC-9215



     Columbia, South Carolina 29226

Biltmore Georgia Municipal Bond Fund Prospectus
A Non-Diversified Portfolio of The Biltmore Municipal Funds
An Open-End, Management Investment Company

January 31, 1996
822-26 (1/96)
Cusip 090313206
G00648-05 (1/96)


                       BILTMORE GEORGIA MUNICIPAL BOND FUND
                   (A PORTFOLIO OF THE BILTMORE MUNICIPAL FUNDS)
                        STATEMENT OF ADDITIONAL INFORMATION
      This Statement of Additional Information should be read with the prospectus of Biltmore Georgia Municipal Bond Fund (the "Fund"), a portfolio in The Biltmore Municipal Funds (the "Trust"), dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call The Biltmore Service Center toll-free at 1-800-994-4414.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779

                                            Statement dated January 31, 1996




























           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of FEDERATED
           INVESTORS



   GENERAL INFORMATION ABOUT THE
FUND                             1

INVESTMENT OBJECTIVE AND POLICIES1

 ACCEPTABLE INVESTMENTS          1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   3
 REPURCHASE AGREEMENTS           3
 LENDING OF PORTFOLIO SECURITIES 4
 PORTFOLIO TURNOVER              4
 MUNICIPAL BOND INSURANCE        5
INVESTMENT LIMITATIONS           8

 GEORGIA INVESTMENT RISKS       12
THE BILTMORE MUNICIPAL FUNDS
MANAGEMENT                      13

 OFFICERS AND TRUSTEES          13
 FUND OWNERSHIP                 16
 TRUSTEES COMPENSATION           8
 TRUSTEE LIABILITY              17
INVESTMENT ADVISORY SERVICES    18

 ADVISER TO THE FUND            18
 ADVISORY FEES                   8
BROKERAGE TRANSACTIONS          19

OTHER SERVICES                  20

 FUND ADMINISTRATION            20



 CUSTODIAN                      20
 TRANSFER AGENT                  9
 LEGAL SERVICES                 21
 INDEPENDENT AUDITORS           21
PURCHASING SHARES              21

 DISTRIBUTION OF SHARES        21
 CONVERSION TO FEDERAL FUNDS   22
DETERMINING NET ASSET VALUE    22

 VALUING MUNICIPAL BONDS       22
REDEEMING SHARES               22

 REDEMPTION IN KIND            22
MASSACHUSETTS BUSINESS TRUST   23

TAX STATUS                     24

 THE FUND'S TAX STATUS         24
 SHAREHOLDERS' TAX STATUS      24
TOTAL RETURN                   11

YIELD                          25

TAX-EQUIVALENT YIELD           26

 TAX-EQUIVALENCY TABLE         13
PERFORMANCE COMPARISONS        28

FINANCIAL STATEMENTS           30

APPENDIX                   30



GENERAL INFORMATION ABOUT THE FUND

   The Fund is a portfolio in the Trust. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 15, 1990. Prior to June 3, 1993, the Trust was known as "The Passageway Funds." Capitalized terms not otherwise defined in this Statement have the same meaning assigned to them in the prospectus.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide for its shareholders current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Georgia. The objective cannot be changed without approval of shareholders.
ACCEPTABLE INVESTMENTS
If a high-rated security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).



  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.
     Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
  MUNICIPAL LEASES
     The Fund may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment or that the substitute source of payment will generate tax-exempt income.



        In determining the liquidity of municipal lease securities, the Fund's adviser, under the authority delegated by the Board of Trustees ("Trustees"), will base its determination on the following factors: owhether the lease can be terminated by the lessee;
     othe potential recovery, if any, from a sale of the leased property upon termination of the lease;
     othe lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects);
     othe likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and
     oany credit enhancement or legal recourse provided upon an event of non- appropriation or other termination of the lease.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Fund. No fees or expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction has been settled. The Fund does not intend to engage in when- issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's adviser to be creditworthy.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
PORTFOLIO TURNOVER
   Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100% under normal market conditions. The Fund's portfolio turnover rate for the period from December 26, 1994 (date of initial public investment) to November 30, 1995 was 14%.
MUNICIPAL BOND INSURANCE
Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax- exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the issuer of such when-issued municipal securities. In determining to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.
If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "BBB" by S&P or "Baa" by Moody's) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.
Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated "Aaa" by Moody's or "AAA" by S&P:
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
        Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4545. As of June 1, 1995, S&P has rated the claims-paying ability of MBIA "AAA."
  AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340. As of June 1, 1995, S&P has rated the claims-paying ability of AMBAC "AAA."
  FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC



     Corporation is wholly-owned by General Electric Capital Corporation. Financial Guaranty is subject to regulation by the New York State Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its telephone number is 1-800-352-0001. As of June 1, 1995, S&P has rated the claims-paying ability of Financial Guaranty "AAA."


INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings.



  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities. The Fund may, however, acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations and its Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in industrial development bonds or other securities, the interest upon which is paid from revenues of similar type projects. The Fund will not generally invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of its assets in certain broader segments of the municipal securities market as described in the prospectus. The Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreement collateralized by such U.S. government securities. Concentrating investments in one industry may subject the Fund to more risk than if it did not concentrate.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for restricted securities determined to be liquid under criteria established by the Trustees.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN OPTIONS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  INVESTING IN MINERALS
     The Fund will not purchase or sell oil, gas, or other mineral exploration or development programs, or leases.



  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuers if the Officers and Trustees of the Trust or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
   For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items."
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets in the coming fiscal year.
In order to comply with certain state restrictions, the Fund will not invest in real estate limited partnerships or oil, or other mineral leases.



GEORGIA INVESTMENT RISKS
Georgia's economy is based on manufacturing (textiles, food products, paper products, electronic equipment and aircraft), trade and a growing service sector. Atlanta, with a service-oriented economy, is a trade, service and transportation center for the Southeast region and is the focus of economic growth in the State. In most other cities in Georgia, manufacturing predominates. The State economy was only mildly affected by the early 1980's recession and grew rapidly for most of the decade, with employment and personal income growth in excess of comparable national rates. Despite continued population growth, personal income per capita has steadily gained relative to the nation. The economy began to slow in 1989, with less vigorous job growth evident and the State's relative per capita income position slipping.
Throughout the 1980's the State's expanding economy fostered strong income and sales tax growth. This enabled the State to record fairly strong fiscal operations from fiscal years 1984-1989.
   The State experienced an economic downturn in the early 1990's, as operating deficits were recorded in fiscal years 1990-1992. However, in fiscal years 1993 and 1994, the State ended with operating surpluses due to strong revenue growth which will be used to augment reserves. The State's debt rating was affirmed as "Aaa" by Moody's in July, 1994. Preparations for the 1996 Summer Olympics have helped propel Georgia's economy. Businesses and local governments have created a total of 400,000 jobs over the last three years and the unemployment rate has dropped to just 4.9%.
The Fund's investment adviser believes that the information summarized above describes some of the more significant matters relating to the Fund. The sources of the information are the official statements of issuers located in Georgia, other publicly available documents, and oral statements from various



State agencies. The Fund's investment adviser has not independently verified any of the information contained in the official statement, other publicly available documents, or oral statements from various State agencies.
   THE BILTMORE MUNICIPAL FUNDS MANAGEMENT

OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, birthdates, principal occupations during the past five years and their present positions. Each of the Trustees and officers listed below holds an identical position with The Biltmore Funds, another investment company which is advised by Wachovia Bank of North Carolina, N.A. Except as listed below, none of the Trustees or Officers are affiliated with Wachovia Bank of Georgia, N.A., Wachovia Bank of North Carolina, N.A., Federated Investors, Federated Securities Corp., Federated Services Company or Federated Administrative Services.


James A. Hanley
4272 Sanctuary Way
Bonita Springs, FL
August 13, 1931
Trustee
Retired; Vice President and Treasurer, Abbott Laboratories (health care products) (until 1992).


Samuel E. Hudgins
3100 Cumberland Circle
Suite 1525
Atlanta, GA



March 4, 1929
Trustee
President, Percival Hudgins & Company, LLC (investment bankers/financial consultants); Director, Atlantic American Corporation (insurance holding company); Director, Bankers Fidelity Life Insurance Company; Director and Vice Chairman, Leath Furniture, Inc. (retail furniture); President, Atlantic American Corporation (until 1988); Director, Vice Chairman and Chief Executive Officer, Rhodes, Inc. (retail furniture) (until 1988); Chairman and Director, Atlantic American Life Insurance Co., Georgia Casualty & Surety Company, and Bankers Fidelity Life Insurance (until 1988).


J. Berkley Ingram, Jr.
114-L Reynolda Village
Winston-Salem, NC
April 17, 1924
Trustee
Real estate investor and partner; Director, Vice Chairman, Massachusetts Mutual Life Insurance Company.




D. Dean Kaylor
7301 Parkwood Drive
Fenton, MI
June 29, 1930
Trustee



Retired; Executive Vice President and Chief Financial Officer, NBD Bank, N.A. and NBD Bancorp, Inc. (bank and bank holding company) (until 1990).


Charles S. Way , Jr.
200 Meeting Street
Suite 401
Charleston, S.C.
December 18, 1937
Trustee
President and CEO, The Beach Company and its various affiliated companies and partnerships; Chairman of the Executive Committee, Kiawah Resort Associates, L.P.


John W. McGonigle
Federated Investor Tower
Pittsburgh, PA
October 26, 1938
President and Treasurer
President and Chief Executive Officer, Federated Investors Management Company; Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, Federated Research, and Federated Services Company; and Director, Federated Securities Corp.


Ronald M. Petnuch
Federated Investors Tower



Pittsburgh, PA
February 27, 1960
Vice President and Assistant Treasurer
Senior Vice President, Federated Services Company; Director o f Proprietary Client Services and member of the Office of the President, Federated Administrative Services; formerly Corporate Counsel, Federated Investors; Vice President and Assistant Treasurer for certain investment companies for which Federated Securities Corp. is the principal distributor.


Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
September 3, 1959
Secretary
Senior Corporate Counsel, Federated Investors.


FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.


TRUSTEES COMPENSATION


NAME AND              AGGREGATE           TOTAL COMPENSATION
POSITION WITH THE     COMPENSATION FROM   PAID FROM THE
TRUST                 THE TRUST*#         FUND COMPLEX+



James A. Hanley,         $868               $22,725 for the Trust and
Trustee                                     one other investment company

                                            in the Fund Complex
Samuel E. Hudgins,       $913               $23,850 for the Trust and
Trustee                                     one other investment company
                                            in the Fund Complex
J. Berkley Ingram, Jr.,  $767               $20,250 for the Trust and
Trustee                                     one other investment company
                                             in the Fund Complex
D. Dean Kaylor,          $767               $20,250 for the Trust and
Trustee                                     one other investment company
                                             in the Fund Complex
Charles S. Way, Jr.,     $0                  $0 for the Trust and
Trustee                                      one other investment company
                                             in the Fund Complex


* Information is furnished for the fiscal year ended November 30, 1995.
# The aggregate compensation is provided for the Trust, which is comprised of three portfolios.
+ The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Biltmore Municipal Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
   The Fund's investment adviser is Wachovia Bank of Georgia, N.A. (the "Adviser").
The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, lending, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
   Because of the internal controls maintained by Wachovia Banks to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Wachovia Banks' or their affiliates' lending relationship with an issuer.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the period from December 26, 1994 (date of initial public investment ) to November 30, 1995, the Adviser earned $49,436 of which $40,609 was voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2%



     per year of the remaining average net assets, the Adviser will waive its fee or reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the period from December 26, 1994 (date of initial public investment) to November 30, 1995, no brokerage commissions were paid by the Fund.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for the fees set forth in the prospectus. For the period from December 26, 1994 (date of initial public investment) to November 30, 1995, the Fund incurred costs for administrative services of $50,000 of which, $44,142 was voluntarily waived. CUSTODIAN
Wachovia Bank of North Carolina, N.A., Winston-Salem, North Carolina is custodian (the "Custodian") for the securities and cash of the Fund. Under the Custodian Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the



Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Fund and payable monthly.
TRANSFER AGENT
Federated Services Company, Pittsburgh, Pennsylvania, serves as transfer agent and dividend disbursing agent for the Fund. The fee is based on the size, type, and number of accounts and transactions made by shareholders. Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.
LEGAL SERVICES
Legal services for the Fund are provided by Kirkpatrick & Lockhart LLP, Washington, D.C. Piper & Marbury L.L.P., Washington, D.C., serves as counsel to the independent Trustees.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange, the Wachovia Banks and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund.



CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. The Wachovia Banks act as the shareholders' agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
VALUING MUNICIPAL BONDS
The Trustees use an independent pricing service to value municipal bonds. The independent pricing service takes into consideration yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.
REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
   Although the Trust intends to redeem shares in cash, it reserves the right, under certain circumstances, to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.



Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
   Redemption in kind is not as liquid as cash redemption. If redemption is make in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind.
MASSACHUSETTS BUSINESS TRUST

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust on behalf of the Fund. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder is held personally liable for the Trust's obligations on behalf of the Fund, the Trust is required by its Declaration of Trust to use the property of the Fund to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust on behalf of the Fund. Therefore, financial loss resulting from liability as a shareholder of the Fund will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of the Fund.
TAX STATUS

THE FUND'S TAX STATUS
The Fund expects to pay no federal income tax because it intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deductions available to corporations.
  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: othe availability of higher relative yields;
     odifferentials in market values;



     onew investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.
TOTAL RETURN

   The Fund's cumulative total return for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, was 8.82%. Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. The Fund's total return is representative of only eleven months investment activity since the Fund's effective date.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The Fund's yield for the thirty-day period ended November 30, 1995, was 4.18%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. TAX-EQUIVALENT YIELD

   The Fund's tax-equivalent yield for the thirty-day period ended November 30, 1995 was 6.63%, assuming a 31% tax bracket.
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax*, and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment is an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.




                        TAXABLE YIELD EQUIVALENT FOR 1996
                                    STATE OF GEORGIA

    TAX BRACKET:
    FEDERAL   15.00%  28.00%     31.00%      36.00%     39.60%
    COMBINED
    FEDERAL
    AND STATE:21.00%  34.00%     37.00%      42.00%     45.60%



    JOINT        $1- $40,101-   $96,901-   $147,701-     OVER
    RETURN    40,100  96,900    147,700     263,750    $263,750

    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


Tax-Exempt
Yield                    Taxable Yield Equivalent


     1.50%     1.90%    2.27%     2.38%      2.59%       2.76%
     2.00%     2.53%    3.03%     3.17%      3.45%       3.68%
     2.50%     3.16%    3.79%     3.97%      4.31%       4.60%
     3.00%     3.80%    4.55%     4.76%      5.17%       5.51%
     3.50%     4.43%    5.30%     5.56%      6.03%       6.43%
     4.00%     5.06%    6.06%     6.35%      6.90%       7.35%
     4.50%     5.70%    6.82%     7.14%      7.76%       8.27%
     5.00%     6.33%    7.58%     7.94%      8.62%       9.19%



     5.50%     6.96%    8.33%     8.73%      9.48%      10.11%
     6.00%     7.59%    9.09%     9.52%     10.34%      11.03%
     6.50%     8.23%    9.85%    10.32%     11.21%      11.95%
     7.00%     8.86%   10.61%    11.11%     12.07%      12.87%

    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
    * Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
o portfolio quality;
o average portfolio maturity;
o type of instruments in which the portfolio is invested;
o changes in interest rates and market value of portfolio securities;
o changes in the Fund's expenses; and
o various other factors.
   The Fund's performance fluctuates on a daily basis largely because net earnings and offering price (i.e. net asset value plus any sales charge) per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
From time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain financial publications and/or compare its performance to certain indices. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors, such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   O LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the general municipal bond funds category in advertising and sales literature.
   O MORNINGSTAR INC., an independent rating service is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
   O LEHMAN BROTHERS STATE GENERAL OBLIGATIONS INDEX is an index comprised of all state general obligation debt issues and is compiled without regard to maturities. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the



Fund based on monthly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of a sales charge.
FINANCIAL STATEMENTS

   The financial statements for Biltmore Georgia Municipal Bond Fund for the period from December 26, 1994 (date of initial public investment) to November 30, 1995, are incorporated herein by reference to the Annual Report to Shareholders of Biltmore Georgia Municipal Bond Fund dated November 30, 1995 (File Nos. 33-37525 and 811-6201). A copy of the Annual Report may be obtained without charge by contacting the Fund at the address located on the back cover of the prospectus.


   APPENDIX

STANDARD & POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC--Debt rated "BB," "B," "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these outweighed by large uncertainties of major risk exposure to adverse conditions.
C--The rating "C" is reversed for income bonds on which no interest is being paid.
D--Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.
PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
STANDARD & POOR'S RATINGS GROUP MUNICIPAL NOTE RATING DEFINITIONS
SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.
SP-2--Satisfactory capacity to pay principal and interest.
SP-3--Speculative capacity to pay principal and interest.
STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATING DEFINITIONS
A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B--Issues rated "B" are regarded as having only speculative capacity for timely payment.
C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATING DEFINITIONS
AAA--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in "Aaa" securities.



A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries;
   o High rates of return on funds employed;
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
   o Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories.



MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
   o Leading market positions in well established industries;
   o High rates of return on funds employed;
   o Conservative capitalization structure with moderate reliance on debt and ample asset protection;
   o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
   o Well-established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories.
MOODY'S INVESTORS SERVICE, INC. SHORT TERM LOAN RATING DEFINITIONS
MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.
MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

          (a)Financial Statements: The Financial Statements for the fiscal year ended November 30, 1995 are incorporated herein by reference to each Fund's Annual Report dated November 30, 1995. (File Nos. 33-37525 and 811-6201)
          (1)  Conformed Copy of Declaration of Trust of the Registrant (1.);
               (i)  Conformed copies of Amendment Nos. 1 through 4 to the
                    Declaration of Trust dated August 15, 1990 (8.);
               (ii) Conformed Copy of Amendment No. 6 to the Declaration of
                    Trust dated August 15, 1990 (9.);
          (2)  Copy of By-Laws of the Registrant (1.);
          (3)  Not applicable;

Cusip 090313206
G00481-06 (1/96 )



          (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (2.);
          (5) (i) Conformed Copy of Investment Advisory Contract of the Registrant and Exhibit A thereto (to file the executed version of the Investment advisory Contract between the Trust and Wachovia Bank of South Carolina, N.A. on behalf of South Carolina Municipal Bond Fund) (8.);
               (ii) Conformed copy of Investment Advisory Contract of the
                    Registrant between the Trust and Wachovia Bank of Georgia, N.A. on behalf of Biltmore Georgia Municipal Bond Fund (9.);
               (iii)         Conformed copy of Investment Advisory Contract
                    of the Registrant between the Trust and Wachovia Bank of North Carolina, N.A. on behalf of Biltmore North Carolina Municipal Bond Fund (9.);
          (6)  (i)  Conformed Copy of Distributor's Contract of the
                     Registrant and Exhibit A thereto (8.);
               (ii) Conformed Copy of Exhibit B to the Distributor's
                    Contract (9.);
          (7)  Not applicable;
          (8)   (i) ...............Conformed copy of new Custodian Agreement of the
                    Registrant and Exhibits A-C thereto (8.);

     + All exhibits have been filed electronically.



1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 29, 1990. (File Nos. 33-37525 and 811-6201)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed November 30, 1990. (File Nos. 33-37525 and 811-6201)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 6, 1994. (File Nos. 33-37525 and 811-6201)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed January 27, 1995. (File Nos. 33-37525 and 811-6201)


          (9) Conformed copy of Transfer Agency and Service Agreement of the Registrant (5);
               (i)   Conformed copy of new Portfolio Accounting and
                    Shareholder Recordkeeping Agreement of Registrant and Schedule F thereto (8.);
               (ii)  Copy of Schedule G to new Portfolio Accounting and
                    Recordkeeping Agreement (8.);
               (iii) Conformed Copy of Administrative Services Agreement(8.);
          (10) Copy of Opinion and Consent of Counsel as to legality of shares being registered (2.);
          (11) (i)  Conformed Copy of Consent of Independent Auditors;+
               (ii)      Copy of Opinion and Consent of Special Tax
               Counsel for South Carolina Municipal Bond Fund (4.);
          (12) Not Applicable;



          (13) Conformed copy of Initial Capital Understanding (2.);
          (14) Not Applicable;
          (15) Not Applicable;
          (16) (i) Schedule for Computation of Fund Performance Data, Biltmore South Carolina Municipal Bond Fund (3.);
               (ii) Schedule for Computation of Fund Performance Data, Biltmore Georgia Municipal Bond Fund (10.);
               (iii) Schedule for Computation of Fund Performance Data, Biltmore North Carolina Municipal Bond Fund (10.);
          (17) Copy of Financial Data Schedules; +
          (18) Not Applicable;
          (19) Conformed Copy of Power of Attorney (10.);

Item 25.  Persons Controlled by or Under Common Control with Registrant

          None



     +    All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed November 30, 1990. (File Nos. 33-37525 and 811-6201)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 28, 1991. (File Nos. 33-37525 and 811-6201)



4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed November 27, 1991. (File Nos. 33-37525 and 811-6201)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed November 23, 1992. (File Nos. 33-37525 and 811-6201)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed October 6, 1994. (File Nos. 33-37525 and 811-6201)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed June 30, 1995. (File Nos. 33-37525 and 811-6201)


Item 26.  Number of Holders of Securities:
                                        Number of Record Holders
          Title of Class                  as of January 10, 1996

          Shares of beneficial interest
          no par value

   Biltmore South Carolina Municipal Bond Fund         2,255
   Biltmore North Carolina Municipal Bond Fund         401
   Biltmore Georgia Municipal Bond Fund           309

Item 27.  Indemnification: (1.)

Item 28.  Business and Other Connections of Investment Adviser:




          (a)For a description of the other business of the investment advisers, see the section entitled "The Biltmore Municipal Funds Information - Management of The Biltmore Municipal Funds" in Part A for each of the Funds.


             The Officers of Wachovia Bank of South Carolina, N.A. are: Will
             B. Spence, President and Chief Executive Officer; Charles T. Cole, Jr., Executive Vice President; David Q. Soutter, Executive Vice President; David H. Parker, Regional Executive Officer; and G. Joseph Prendergast, Chairman. The business address of each of the Officers of Wachovia Bank of South Carolina, N.A. is 1401 Main Street, Columbia, South Carolina, 29226.

             The Officers of Wachovia Bank of North Carolina, N.A. are:
             Chairman of the Board, L. M. Baker, Jr.; President and Chief Executive Officer, J. Walter McDowell; Executive Vice President, Robert S. McCoy, Jr.; Executive Vice President, Robert L. Alphin; Executive Vice President, Robert G. Brookby; Executive Vice President, Hugh M. Durden; Executive Vice President, Mickey W. Dry; Executive Vice President, Walter E. Leonard, Jr.; Executive Vice President, Richard B. Roberts; and Executive Vice President, Robert G. Brookly. The business address of each of the Officers of Wachovia Bank of North Carolina, N.A. is 100 North Main Street, Winston-Salem, N.C. 27101.





1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 29, 1990. (File Nos. 33-37525 and 811-6201)


             The Officers of Wachovia Bank of Georgia, N.A. are: Chairman,
             G. Joseph Prendergast;  President and Chief Executive Officer,
             D. Gary Thompson; and Executive Vice Presidents: George W.P. Atkins; Donald P. Carson; John M. Chalk; William T. Deyo, Jr.; Thomas D. Hills; Eric L. Stone; and David C. Swann. The business address of each of the Officers of Wachovia Bank of Georgia, N.A. is 191 Peachtree Street, NE, Atlanta, Georgia, 30303.

             The Directors of Wachovia Bank of South Carolina, N.A. are:
             L.M. Baker, Jr, President and Chief Executive Officer, Wachovia Corporation; Charles J. Bradshaw, President, Bradshaw Investments, Inc.; Frank W. Brumley, President, The Brumley Company; W.T. Cassels, Jr, Chairman, Southeastern Freight Lines Inc.; Thomas C. Coxe, III, Executive Vice President, Sonoco Products Company; Frederick B. Dent, Jr., President, Mayfair Mills, Inc.; James G. Lindley, Chairman Emeritus, South Carolina National Corporation; Joe A. Padgett; G. Joseph Prendergast, Chairman, Wachovia Bank of South Carolina, N.A.; W.M. Self, President and Chief Executive Officer, Greenwood Mills, Inc.; Robert S. Small, Jr., President, AVTEX Commercial



             Properties, Inc.; Will B. Spence, President and Chief Executive Officer, Wachovia Bank of South Carolina, N.A.; J. Guy Steenrod, President, Roche Carolina Inc.; William G. Taylor, President, The Springs Company; and Beatrice R. Thompson, Coordinator of Psychological Services, Anderson County School District.

             The Directors of Wachovia Bank of North Carolina, N.A. are:
             L.M. Baker, Jr., Chairman of the Board, Wachovia Bank of NC, N.A.; Thomas M. Belk, Jr., Senior Vice-President, Belk Stores Services, Inc.; Howard C. Bissell, Chairman of the Board, The Bissell Companies, Inc.; Felton J. Capel, Chairman and President, Century Associates of North Carolina; William Cavanaugh, III, President and Chief Operating Officer; Bert Collins, President and Chief Executive Officer, N.C. Mutual Life Insurance Company; Richard L. Daugherty, Retired Vice President and Consultant, IBM Corporation; George W. Henderson, President and Chief Executive Officer, Burlington Industries, Inc.; Estell C. Lee, Chairman and President, The Lee Company;
             J. Walter McDowell, III, President and Chief Executive Officer, Wachovia Bank of NC, N.A.; G. Joseph Prendergast, Executive Vice President, Wachovia Corporation; Andrew J. Schindler, President and Chief Executive Officer, R.J. Reynolds Tobacco Company; Robert L. Tillman, Chief Operating Officer, Lowe's Companies, Inc.; John F. Ward, Senior Vice President, Sara Lee Corporation; Anderson D. Warlick, President and Chief Operating Officer, Parkdale Mills, Inc.; David J. Whihard, II, The Daily



             Reflector; and John C. Whitaker, Jr., Chairman of the Board and Chief Executive Officer, Inmar Enterprises, Inc.


             The Directors of Wachovia Bank of Georgia, N.A. are:
             F. Duane Ackerman, Vice Chairman and Chief Operating Officer,BellSouth Corporation; L.M. Baker, Jr., President and Chief Executive Officer, Wachovia Corporation; Carl E. Bolch, Jr., Chairman and Chief Executive Officer, Race Track Petroleum, Inc.; James E. Bostic, Jr., Senior Vice President, Environmental, Government Affairs and Communiciaton, Georgia-Pacific Corporation; Dan T. Cathy, President, Chick-Fil-A International; Michael C. Carlos, Chairman and Chief Executive Officer, National Distributing Co., Inc.; G. Stephen Felker, Chairman and Chief Executive Officer, Avondale Mills, Inc.; Bryan D. Langton, Chairman and Chief Executive Officer, Holiday Inn Worldwide; Bernard Marcus, Chairman and Chief Executive Officer, The Home Depot, Inc.; James F. McDonald, President and Chief Executive Officer, Scientific-Atlanta, Inc.; Daniel
             W. McGlaughlin, President and Chief Operating Officer, Equifax Inc.; G. Joseph Prendergast, Chairman of the Board, Wachovia Bank of Georgia, N.A.; D. Raymond Riddle, Chairman of the Board and Chief Executive Officer, National Service Industries, Inc.;
             S. Stephen Selig, III, Chairman of the Board and President, Selig Enterprises, Inc.; Alana S. Shepherd, Secretary of the Board, Shepherd Spinal Center; and D. Gary Thompson, President and Chief Executive Officer, Wachovia Bank of Georgia, N.A..



Item 29. Principal Underwriters

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
             U.S. Government Securities Fund: 3-5 Years; Federated
             U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series



             Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Richard B. Fisher         Director, Chairman, Chief               Federated
Investors Tower           Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice
Federated Investors Tower President, Federated,
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     President
Federated Investors Tower Securities Corp.        and Treasurer
Pittsburgh, PA 15222-3779

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --



Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --



Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Item 30.  Location of Accounts and Records:

        The Biltmore Municipal Funds          Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

          Federated Services Company              Federated Investors Tower
          ("Transfer Agent, Dividend              Pittsburgh, PA  15222-3779
          Disbursing Agent and Portfolio
          Recordkeeper")

          Federated Administrative Services       Federated Investors Tower
          ("Administrator")                       Pittsburgh, PA  15222-3779

        Wachovia Bank of North Carolina, N.A.     301 North Main Street
          ("Investment Adviser" to North          Winston-Salem, NC  21750



        Carolina Municipal Bond Fund)

        Wachovia Bank of Georgia, N.A.       191 Peachtree Street, N.E.
        ("Investment Adviser" to              Atlanta, Georgia 30303
        Georgia Municipal Bond Fund)

        Wachovia Bank of South Carolina, N.A.     1426 Main Street
        ("Investment Adviser" to South       Columbia, South Carolina 29226
        Carolina Municipal Bond Fund)

          Wachovia Bank of North Carolina, N.A. Wachovia Trust Operations
          ("Custodian")                 301 North Main Street
                                             Winston-Salem, NC  21750

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

        Registrant hereby undertakes to comply with the provisions of Section 16(c) of the l940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

        Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.





                                 SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE BILTMORE MUNICIPAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of January, 1996.


                        THE BILTMORE MUNICIPAL FUNDS

           BY: /s/Gail Cagney
           Gail Cagney, Secretary
           Attorney in Fact for John W. McGonigle
           January 26, 1996


   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE                         DATE



By:/s/Gail Cagney   Attorney In Fact              January 26, 1996
   Gail Cagney      For the Persons
   SECRETARY        Listed Below

   NAME                  TITLE

John W. McGonigle*       President and Treasurer
                    (Chief Executive Officer
                    and Principal Financial and
                    Accounting Officer)

James A. Hanley*              Trustee

Samuel E. Hudgins*            Trustee

J. Berkley Ingram, Jr.*       Trustee

D. Dean Kaylor*               Trustee

Charles S. Way, Jr.*          Trustee

* By Power of Attorney